UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2016

Item 1.

Reports to Stockholders

Fidelity® Nasdaq Composite Index® Tracking Stock Annual Report November 30, 2016

Contents

Performance
Management's Discussion of Fund Performance
Premium/Discount Analysis (Unaudited)
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMXGroup, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

The fund's net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing mutual fund shares as of the close of regular trading hours on The Nasdaq Stock Market, normally 4:00 p.m. Eastern time (or NYSE if NASDAQ is closed). The fund's market price performance is based on the daily closing price of the shares of the fund on The Nasdaq Stock Market.

Cumulative total returns reflect performance over the period shown generally by adding one year's return — positive or negative — to the next year's return. NAV and closing market price average annual returns reflect the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any), at NAV and Market Price, respectively, and assumes a constant rate of performance each year. The hypothetical investment and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Cumulative Total Returns

Periods ended November 30, 2016	Past 1 year	Past 5 year	Past 10 year
Fidelity® Nasdaq Composite Index® Tracking Stock - NAV	5.56%	114.82%	140.02%
Fidelity® Nasdaq Composite Index® Tracking Stock - Market Price	5.93%	116.08%	140.88%
Nasdaq Composite Index®	5.53%	116.21%	143.54%

Average Annual Total Returns

For the periods ended November 30, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity® Nasdaq Composite Index® Tracking Stock - NAV	5.56%	16.52%	9.15%
Fidelity® Nasdaq Composite Index® Tracking Stock - Market Price	5.93%	16.66%	9.19%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Nasdaq Composite Index® Tracking Stock - NAV on November 30, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Nasdaq Composite Index® performed over the same period.

Period Ending Values
$24,002	Fidelity® Nasdaq Composite Index® Tracking Stock - NAV
$24,354	Nasdaq Composite Index®

Management's Discussion of Fund Performance

Market Recap:  The S&P 500 index returned 8.06% for the 12 months ending November 30, 2016, rising sharply in the final month on post-election optimism for economic growth. The period began during a fairly volatile stretch, with stocks hampered by persistent oil-price weakness and U.S.-dollar strength. Markets regained positive momentum in February amid U.S. job gains, a rally in energy and other stimuli that helped keep the roughly seven-year uptrend intact. Markets tumbled briefly following the U.K.’s June 23 vote to exit the European Union – dubbed “Brexit” – then recovered quickly and settled into a flattish stretch until the November 8 U.S. presidential election. For the year, 10 of the 11 sectors in the S&P 500 advanced, with six posting double-digit gains. Telecommunication services (+16%) led the way, its strength attributable to demand for dividend-paying equities early in the period, as well as to company-specific news. Cyclical sectors including industrials (+15%), financials (+14%), energy (+13%) and materials (+12%) posted strong gains, the latter two driven by a rebound in commodity prices. Conversely, real estate (+1%) lagged the index due to a late-period slump related to expectations for rising interest rates. Consumer discretionary (+3%) also underperformed, as competitive pressure continued to weigh on brick-and-mortar retailers.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the exchange-traded fund’s (ETF) net asset value gained 5.56%, roughly in line with the 5.53% increase in the NASDAQ Composite index. The ETF’s market price rose 5.93% over the same time frame. Technology stocks, a group that made up nearly half of the index weighting, contributed strongly in absolute terms for the period. In this category, the largest individual contributor was software manufacturer Microsoft (+14%). Other technology-sector contributors this period included social media giant Facebook (+14%), communications equipment manufacturer Qualcomm (+45%), networking equipment company Cisco Systems (+13%), chip maker Texas Instruments (+ 30%) and semiconductor equipment company Applied Materials (+74%). Other contributors included online retailer Amazon.com (+13%) and cable and media company Comcast (+16%). In contrast, many of the fund’s biggest detractors were health care companies caught up in a wave of concern about drug pricing in the U.S, led by Gilead Sciences (-29%), Regeneron Pharmaceuticals (-30%), Alexion Pharmaceuticals (-31%) and Vertex Pharmaceuticals (-37%). Also weighing on results was consumer electronics company Apple (-5%) – the largest average position in the index throughout the 12 months – and China-based online search company Baidu (-23%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Premium/Discount Analysis (Unaudited)

Shares of Fidelity® Nasdaq Composite Index® Tracking Stock (the fund) are listed on The Nasdaq Stock Market® and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on The Nasdaq Stock Market.  Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.  The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Period Ended November 30, 2016

From December 1, 2011 to November 30, 2016	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	420	33.36%	675	53.61%
25 - <50	54	4.29%	67	5.32%
50 - <75	14	1.11%	4	0.32%
75 - <100	10	0.79%	4	0.32%
100 or above	6	0.48%	5	0.40%
Total	504	40.03%	755	59.97%

Investment Summary (Unaudited)

Top Ten Stocks as of November 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	7.4	7.4
Microsoft Corp.	5.8	5.6
Amazon.com, Inc.	4.4	4.6
Facebook, Inc. Class A	3.4	3.7
Alphabet, Inc. Class C	3.3	3.4
Alphabet, Inc. Class A	2.9	2.9
Comcast Corp. Class A	2.1	2.1
Intel Corp.	2.0	2.0
Cisco Systems, Inc.	1.9	2.0
Amgen, Inc.	1.4	1.6
	34.6

Top Market Sectors as of November 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	47.0	45.8
Consumer Discretionary	19.1	18.7
Health Care	13.2	14.6
Financials	7.5	8.5
Consumer Staples	5.2	5.6
Industrials	4.7	4.3
Telecommunication Services	1.1	1.2
Real Estate	0.8	0.0
Energy	0.6	0.5
Materials	0.5	0.5

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of November 30, 2016 *
Stocks	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 7.8%

As of May 31, 2016 *
Stocks	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 7.9%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments November 30, 2016

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 19.1%
Auto Components - 0.3%
China Automotive Systems, Inc. (a)	4,953	$34,077
China XD Plastics Co. Ltd. (a)	6,374	29,320
Dorman Products, Inc. (a)	3,325	240,198
Federal-Mogul Corp. Class A (a)	16,333	156,307
Fox Factory Holding Corp. (a)	3,649	91,590
Gentex Corp.	26,570	491,279
Gentherm, Inc. (a)	3,291	104,818
Kandi Technolgies, Inc. (a)(b)	3,901	20,285
Motorcar Parts of America, Inc. (a)	1,603	39,209
Shiloh Industries, Inc. (a)	1,908	13,451
SORL Auto Parts, Inc. (a)	1,693	6,501
Spartan Motors, Inc.	3,864	34,583
Strattec Security Corp.	340	13,226
Sypris Solutions, Inc. (a)	2,346	2,299
The Goodyear Tire & Rubber Co.	24,579	754,330
VOXX International Corp. (a)	2,237	10,849
Workhorse Group, Inc. (a)(b)	2,334	17,295
		2,059,617
Automobiles - 0.4%
Tesla Motors, Inc. (a)(b)	15,034	2,847,440
Distributors - 0.2%
Core-Mark Holding Co., Inc.	4,484	163,711
Fenix Parts, Inc. (a)	2,556	8,767
LKQ Corp. (a)	28,415	932,864
Pool Corp.	3,728	375,074
Weyco Group, Inc.	852	24,512
		1,504,928
Diversified Consumer Services - 0.1%
American Public Education, Inc. (a)	1,878	43,382
Apollo Education Group, Inc. Class A (non-vtg.) (a)	9,752	91,961
Ascent Capital Group, Inc. (a)	1,193	21,558
Cambium Learning Group, Inc. (a)	5,616	27,968
Capella Education Co.	1,153	100,599
Career Education Corp. (a)	6,130	61,239
Collectors Universe, Inc.	1,205	24,052
Grand Canyon Education, Inc. (a)	4,235	241,819
Houghton Mifflin Harcourt Co. (a)	11,964	132,202
Liberty Tax, Inc.	1,595	19,619
Lincoln Educational Services Corp. (a)	2,530	5,009
National American University Holdings, Inc.	1,773	3,528
Strayer Education, Inc. (a)	1,089	79,747
Tarena International, Inc. ADR	2,797	46,962
		899,645
Hotels, Restaurants & Leisure - 2.7%
Amaya, Inc. (a)(b)	13,730	200,334
BJ's Restaurants, Inc. (a)	2,280	84,588
Bloomin' Brands, Inc.	10,209	189,887
Bob Evans Farms, Inc.	1,782	79,566
Bojangles', Inc. (a)	3,102	55,526
Bravo Brio Restaurant Group, Inc. (a)	1,193	4,951
Buffalo Wild Wings, Inc. (a)	1,737	292,858
Caesars Acquisition Co. (a)	13,595	163,140
Caesars Entertainment Corp. (a)(b)	14,131	105,983
Carrols Restaurant Group, Inc. (a)	3,982	54,155
Century Casinos, Inc. (a)	2,521	17,395
China Lodging Group Ltd. ADR	2,814	147,397
Churchill Downs, Inc.	1,563	239,295
Chuy's Holdings, Inc. (a)(b)	1,485	46,555
Cracker Barrel Old Country Store, Inc. (b)	2,295	373,488
Dave & Buster's Entertainment, Inc. (a)	4,026	188,618
Del Frisco's Restaurant Group, Inc. (a)	1,920	33,024
Del Taco Restaurants, Inc. (a)(b)	3,292	47,800
Denny's Corp. (a)	6,629	80,145
Diversified Restaurant Holdings, Inc. (a)	4,333	6,066
Dunkin' Brands Group, Inc.	8,217	446,101
El Pollo Loco Holdings, Inc. (a)(b)	3,250	40,950
Eldorado Resorts, Inc. (a)(b)	4,789	65,849
Empire Resorts, Inc. (a)(b)	2,890	63,002
Fiesta Restaurant Group, Inc. (a)	2,563	73,430
Fogo de Chao, Inc. (a)	3,031	41,979
GigaMedia Ltd. (a)	1,021	2,614
Golden Entertainment, Inc.	2,585	32,106
Habit Restaurants, Inc. Class A (a)(b)	1,448	24,326
Iao Kun Group Holding Co. Ltd.	5,400	1,134
Icahn Enterprises LP	13,083	756,328
Ignite Restaurant Group, Inc. (a)	1,861	506
Ilg, Inc.	11,345	205,004
International Speedway Corp. Class A	2,570	94,576
Isle of Capri Casinos, Inc. (a)	3,824	85,734
Jack in the Box, Inc.	3,028	314,973
Jamba, Inc. (a)(b)	1,261	12,509
Kona Grill, Inc. (a)	977	12,017
Lindblad Expeditions Holdings (a)	5,393	51,557
Marriott International, Inc. Class A	36,606	2,883,821
Melco Crown Entertainment Ltd. sponsored ADR (b)	16,407	322,562
Monarch Casino & Resort, Inc. (a)	1,944	48,367
Morgans Hotel Group Co. (a)	3,421	7,355
Nathan's Famous, Inc. (a)(b)	531	32,842
Noodles & Co. (a)(b)	2,814	11,819
Norwegian Cruise Line Holdings Ltd. (a)	21,171	842,818
Panera Bread Co. Class A (a)	2,124	450,522
Papa John's International, Inc.	3,478	307,316
Papa Murphy's Holdings, Inc. (a)(b)	1,985	9,409
Peak Resorts, Inc.	2,108	10,118
Penn National Gaming, Inc. (a)	7,746	102,867
Pinnacle Entertainment, Inc.	5,258	71,667
Popeyes Louisiana Kitchen, Inc. (a)	2,088	125,029
Potbelly Corp. (a)	2,530	34,535
RCI Hospitality Holdings, Inc.	1,302	15,858
Red Robin Gourmet Burgers, Inc. (a)	1,337	68,789
Red Rock Resorts, Inc.	3,600	82,512
Ruth's Hospitality Group, Inc.	3,468	58,956
Scientific Games Corp. Class A (a)(b)	8,321	122,735
Sonic Corp.	4,392	114,631
Starbucks Corp.	136,920	7,937,252
Texas Roadhouse, Inc. Class A (b)	6,597	309,333
The Cheesecake Factory, Inc.	4,637	274,371
The ONE Group Hospitality, Inc. (a)	2,508	7,248
Town Sports International Holdings, Inc. (a)	2,773	6,239
Tuniu Corp. Class A sponsored ADR (a)(b)	2,530	22,972
Wendy's Co.	24,577	308,933
Wingstop, Inc.	2,520	77,339
Wynn Resorts Ltd. (b)	9,506	969,517
		20,373,198
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	1,067	30,996
Cavco Industries, Inc. (a)	841	79,517
Dixie Group, Inc. (a)	1,225	4,165
Flexsteel Industries, Inc.	765	41,983
Garmin Ltd. (b)	17,569	916,399
GoPro, Inc. Class A (a)(b)	9,739	97,195
Green Brick Partners, Inc. (a)(b)	4,934	45,146
Helen of Troy Ltd. (a)	2,599	221,175
Hooker Furniture Corp.	1,172	31,996
iRobot Corp. (a)	2,525	143,925
LGI Homes, Inc. (a)(b)	1,951	63,700
Lifetime Brands, Inc.	1,296	21,643
Live Ventures, Inc. (a)(b)	1,591	3,993
Nova LifeStyle, Inc. (a)(b)	2,211	5,638
SodaStream International Ltd. (a)(b)	1,946	70,873
Universal Electronics, Inc. (a)	1,254	84,457
Vuzix Corp. (a)(b)	1,814	14,512
Zagg, Inc. (a)	3,426	22,612
		1,899,925
Internet & Direct Marketing Retail - 7.2%
1-800-FLOWERS.com, Inc. Class A (a)	4,047	42,696
Amazon.com, Inc. (a)	44,382	33,311,798
Blue Nile, Inc.	979	39,473
CafePress, Inc. (a)	5,837	17,803
Cnova NV (a)	42,780	234,007
Ctrip.com International Ltd. ADR (a)(b)	39,256	1,775,549
Duluth Holdings, Inc. (b)	2,815	94,331
Etsy, Inc. (a)	10,677	132,395
EVINE Live, Inc. (a)	8,088	13,507
Expedia, Inc.	12,824	1,590,817
FTD Companies, Inc. (a)	2,652	60,625
Gaia, Inc. Class A (a)	784	6,664
Groupon, Inc. Class A (a)	53,208	211,236
HSN, Inc.	4,958	188,900
JD.com, Inc. sponsored ADR (a)(b)	85,707	2,302,947
Lands' End, Inc. (a)(b)	3,025	53,694
Liberty Expedia Holdings, Inc. (a)	5,243	230,482
Liberty Interactive Corp.:
(Venture Group) Series A (a)	7,866	306,931
QVC Group Series A (a)	44,006	911,364
Liberty TripAdvisor Holdings, Inc. (a)	7,078	113,602
MakeMyTrip Ltd. (a)(b)	4,366	105,439
Netflix, Inc. (a)	40,191	4,702,347
NutriSystem, Inc.	2,800	102,900
Overstock.com, Inc. (a)	2,315	39,239
Overstock.com, Inc. rights 12/6/16 (a)	226	0
PetMed Express, Inc. (b)	1,982	43,267
Priceline Group, Inc. (a)	4,627	6,957,527
Qunar Cayman Islands Ltd. sponsored ADR (a)	6,193	185,976
Shutterfly, Inc. (a)	3,013	152,669
TripAdvisor, Inc. (a)	12,016	580,132
U.S. Auto Parts Network, Inc. (a)	3,827	10,907
		54,519,224
Leisure Products - 0.3%
Arctic Cat, Inc. (b)	1,443	21,991
Black Diamond, Inc. (a)	4,577	28,149
Escalade, Inc.	1,986	27,308
Hasbro, Inc.	11,671	996,587
JAKKS Pacific, Inc. (a)(b)	2,138	15,073
Johnson Outdoors, Inc. Class A	888	37,118
Malibu Boats, Inc. Class A (a)	1,224	22,277
Mattel, Inc.	31,599	997,580
MCBC Holdings, Inc.	2,035	27,350
Smith & Wesson Holding Corp.(a)(b)	5,234	122,109
Summer Infant, Inc. (a)	2,242	5,089
		2,300,631
Media - 5.6%
AirMedia Group, Inc. ADR (a)	5,007	14,020
AMC Networks, Inc. Class A (a)	5,599	309,345
Carmike Cinemas, Inc. (a)(b)	2,444	82,607
Central European Media Enterprises Ltd. Class A (a)	14,445	38,279
Charter Communications, Inc. Class A (a)	25,243	6,949,650
Cinedigm Corp. (a)	848	1,264
Comcast Corp. Class A	225,091	15,646,075
Cumulus Media, Inc. Class A (a)	2,798	3,386
Daily Journal Corp. (a)	123	29,733
Discovery Communications, Inc.:
Class A (a)(b)	14,044	380,452
Class C (non-vtg.) (a)	23,314	616,422
DISH Network Corp. Class A (a)	21,234	1,219,893
Emmis Communications Corp. Class A (a)	1,565	5,133
Global Eagle Entertainment, Inc. (a)(b)	7,393	47,463
Hemisphere Media Group, Inc. (a)(b)	1,521	18,024
Liberty Broadband Corp.:
Class A (a)	2,421	168,332
Class C (a)(b)	14,360	1,024,012
Liberty Global PLC:
Class A (a)	25,315	792,866
Class B (a)	865	27,248
Class C (a)	59,976	1,826,269
LiLAC Class A (a)	4,755	102,613
LiLAC Class C (a)	11,294	239,094
Liberty Media Corp.:
Liberty Braves Class A (a)	1,379	27,787
Liberty Braves Class C (a)	2,989	59,391
Liberty Media Class A (a)	2,424	75,847
Liberty Media Class C (a)	5,187	161,575
Liberty SiriusXM Class A (a)	9,831	356,865
Liberty SiriusXM Class C (a)	21,594	772,201
Loral Space & Communications Ltd. (a)	1,903	74,978
MDC Partners, Inc. Class A	4,538	28,136
National CineMedia, Inc.	5,849	89,724
News Corp.:
Class A	35,020	404,831
Class B	19,164	229,010
Nexstar Broadcasting Group, Inc. Class A	2,916	173,939
Radio One, Inc. Class D (non-vtg.) (a)	5,345	15,501
Reading International, Inc. Class A (a)	2,315	36,369
Salem Communications Corp. Class A	1,940	11,058
Scholastic Corp.	3,170	139,765
Scripps Networks Interactive, Inc. Class A (b)	8,914	617,384
Sinclair Broadcast Group, Inc. Class A	6,612	215,221
Sirius XM Holdings, Inc. (b)	456,308	2,085,328
Starz Series A (a)	9,147	309,717
Tribune Publishing Co.	3,513	45,739
Twenty-First Century Fox, Inc.:
Class A	100,067	2,812,883
Class B	74,593	2,093,080
Viacom, Inc.:
Class A	4,696	195,236
Class B (non-vtg.)	32,520	1,218,850
Videocon d2h Ltd. sponsored ADR (a)	4,504	42,067
VisionChina Media, Inc. ADR (a)	366	1,940
WPP PLC ADR (b)	1,563	166,053
		42,002,655
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	22,065	1,945,250
Fred's, Inc. Class A	3,721	37,173
Ollie's Bargain Outlet Holdings, Inc. (a)	5,691	171,015
Sears Canada, Inc. (a)(b)	11,146	18,752
Sears Holdings Corp. (a)(b)	10,060	129,573
The Bon-Ton Stores, Inc. (b)	1,225	1,936
Tuesday Morning Corp. (a)	3,930	18,275
		2,321,974
Specialty Retail - 1.5%
America's Car Mart, Inc. (a)(b)	914	41,633
Ascena Retail Group, Inc. (a)	18,131	109,511
bebe stores, Inc. (a)(b)	8,398	4,619
Bed Bath & Beyond, Inc.	14,486	649,118
Big 5 Sporting Goods Corp.	2,490	48,182
Citi Trends, Inc.	1,476	25,623
Conn's, Inc. (a)(b)	3,545	39,881
DavidsTea, Inc. (a)	2,610	24,926
Destination Maternity Corp.	1,127	7,551
Destination XL Group, Inc. (a)(b)	5,409	22,177
Finish Line, Inc. Class A	3,961	88,885
Five Below, Inc. (a)(b)	5,049	198,729
Francesca's Holdings Corp. (a)	4,110	65,678
Hibbett Sports, Inc. (a)(b)	2,248	90,482
Kirkland's, Inc. (a)	1,730	25,414
Michaels Companies, Inc. (a)	19,451	474,215
Monro Muffler Brake, Inc. (b)	3,048	182,270
O'Reilly Automotive, Inc. (a)	8,867	2,433,992
Office Depot, Inc.	50,272	244,825
Perfumania Holdings, Inc. (a)	540	918
Rent-A-Center, Inc.	4,949	57,161
Ross Stores, Inc.	37,353	2,524,689
Sears Hometown & Outlet Stores, Inc. (a)	2,171	13,026
Select Comfort Corp. (a)	4,129	93,398
Shoe Carnival, Inc.	1,698	44,335
Sportsman's Warehouse Holdings, Inc. (a)(b)	4,111	36,999
Staples, Inc.	61,435	594,076
Stein Mart, Inc.	4,248	21,155
The Children's Place Retail Stores, Inc. (b)	1,709	177,480
Tile Shop Holdings, Inc. (a)(b)	4,864	97,523
Tractor Supply Co.	12,565	943,255
Trans World Entertainment Corp. (a)	5,981	21,831
TravelCenters of America LLC (a)	4,665	30,789
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,823	1,511,069
Urban Outfitters, Inc. (a)	11,167	352,877
West Marine, Inc.(a)	2,142	20,606
Winmark Corp.	435	49,916
Zumiez, Inc. (a)(b)	2,814	69,787
		11,438,601
Textiles, Apparel & Luxury Goods - 0.2%
Cherokee, Inc.(a)	972	10,157
Columbia Sportswear Co.	6,564	373,295
Crocs, Inc. (a)	6,741	47,187
Differential Brands Group, Inc.(a)	2,090	6,270
Fossil Group, Inc. (a)(b)	4,433	148,151
G-III Apparel Group Ltd. (a)	4,229	114,860
Iconix Brand Group, Inc. (a)	4,508	40,437
Kingold Jewelry, Inc. (a)(b)	4,753	6,797
lululemon athletica, Inc. (a)(b)	11,918	679,207
Perry Ellis International, Inc. (a)	1,765	45,043
Rocky Brands, Inc.	1,038	11,055
Sequential Brands Group, Inc. (a)(b)	6,458	33,065
Steven Madden Ltd. (a)	5,922	219,410
Superior Uniform Group, Inc.	1,735	33,295
Vera Bradley, Inc. (a)	3,826	55,171
		1,823,400

TOTAL CONSUMER DISCRETIONARY		143,991,238

CONSUMER STAPLES - 5.2%
Beverages - 0.4%
Coca-Cola Bottling Co. Consolidated	715	115,673
Craft Brew Alliance, Inc. (a)	1,699	25,825
MGP Ingredients, Inc.	1,703	80,552
Monster Beverage Corp. (a)	53,555	2,396,586
National Beverage Corp. (b)	4,402	222,257
Primo Water Corp. (a)	3,223	41,448
		2,882,341
Food & Staples Retailing - 2.3%
Andersons, Inc.	2,774	109,157
Casey's General Stores, Inc.	3,709	446,749
Chefs' Warehouse Holdings (a)(b)	2,498	32,349
Costco Wholesale Corp.	41,020	6,157,512
Ingles Markets, Inc. Class A	1,457	66,876
PriceSmart, Inc.	2,916	266,231
SpartanNash Co.	3,636	131,660
Sprouts Farmers Market LLC (a)	14,441	288,964
United Natural Foods, Inc. (a)	4,800	225,360
Village Super Market, Inc. Class A	1,236	42,679
Walgreens Boots Alliance, Inc.	100,947	8,553,239
Whole Foods Market, Inc. (b)	29,956	910,363
		17,231,139
Food Products - 2.4%
Alico, Inc.	975	26,618
Blue Buffalo Pet Products, Inc. (a)(b)	18,540	434,392
Bridgford Foods Corp. (a)	2,096	25,697
Cal-Maine Foods, Inc. (b)	4,054	164,998
Calavo Growers, Inc.	1,659	89,503
Farmer Brothers Co. (a)	1,800	62,730
Freshpet, Inc. (a)(b)	2,996	27,713
Gores Holdings, Inc. (a)	3,192	41,336
Inventure Foods, Inc. (a)	1,810	16,362
J&J Snack Foods Corp.	1,813	220,153
John B. Sanfilippo & Son, Inc.	866	55,164
Lancaster Colony Corp.	2,521	341,621
Landec Corp. (a)	2,562	36,637
Lifeway Foods, Inc. (a)	1,878	21,841
Limoneira Co. (b)	1,191	21,367
Mondelez International, Inc.	145,584	6,003,884
Origin Agritech Ltd. (a)	2,386	6,347
Pilgrim's Pride Corp. (b)	24,094	424,295
Pingtan Marine Enterprise Ltd. (b)	11,020	15,428
Rocky Mountain Chocolate Factory, Inc.	1,162	11,841
Sanderson Farms, Inc. (b)	2,024	163,236
Seneca Foods Corp. Class A (a)	1,153	43,353
SkyPeople Fruit Juice, Inc. (a)(b)	269	2,198
Snyders-Lance, Inc.	9,058	337,501
SunOpta, Inc. (a)	8,952	65,350
The Hain Celestial Group, Inc. (a)	9,521	373,128
The Kraft Heinz Co.	113,960	9,304,834
		18,337,527
Household Products - 0.1%
Central Garden & Pet Co. (a)	841	24,288
Central Garden & Pet Co. Class A (non-vtg.) (a)	3,790	103,732
WD-40 Co. (b)	1,292	139,407
		267,427
Personal Products - 0.0%
Inter Parfums, Inc.	2,870	98,872
LifeVantage Corp. (a)(b)	1,370	11,083
Mannatech, Inc.	262	4,284
Natural Health Trends Corp. (b)	1,164	29,438
Nature's Sunshine Products, Inc.	2,162	32,646
Neptune Technologies & Bioressources, Inc. (a)(b)	13,294	13,657
Nutraceutical International Corp.	1,313	42,344
Synutra International, Inc. (a)	6,295	32,419
The Female Health Co. (a)	2,138	2,395
		267,138

TOTAL CONSUMER STAPLES		38,985,572

ENERGY - 0.6%
Energy Equipment & Services - 0.1%
Archrock Partners LP	5,834	92,994
CSI Compressco LP	2,993	29,930
Dawson Geophysical Co. (a)	2,688	21,101
Geospace Technologies Corp. (a)	1,160	24,557
Gulf Island Fabrication, Inc.	1,384	16,400
Matrix Service Co. (a)	2,490	51,917
Mitcham Industries, Inc. (a)	798	3,048
Ocean Rig UDW, Inc. (United States) (a)(b)	14,049	23,743
Patterson-UTI Energy, Inc.	13,416	357,805
PHI, Inc. (non-vtg.) (a)	1,404	21,228
Profire Energy, Inc. (a)	7,040	9,363
RigNet, Inc. (a)	1,522	26,255
Synthesis Energy Systems, Inc. (a)(b)	17,032	16,180
Tesco Corp.	5,344	41,416
		735,937
Oil, Gas & Consumable Fuels - 0.5%
Abraxas Petroleum Corp. (a)	9,316	19,564
Aemetis, Inc. (a)(b)	3,647	6,236
Alliance Holdings GP, LP	5,694	164,898
Alliance Resource Partners LP	6,920	164,004
Amyris, Inc. (a)	19,962	17,614
Approach Resources, Inc. (a)(b)	3,925	13,777
Blueknight Energy Partners LP	3,899	25,733
Calumet Specialty Products Partners LP	7,653	30,612
Capital Product Partners LP	12,267	35,574
Carrizo Oil & Gas, Inc. (a)	5,847	247,562
Centennial Resource Development, Inc. (a)	15,400	280,280
Clean Energy Fuels Corp. (a)(b)	13,003	47,331
Diamondback Energy, Inc. (a)	7,403	798,414
Dorchester Minerals LP	3,100	51,615
EV Energy Partners LP	4,253	7,953
Extraction Oil & Gas, Inc. (b)	12,548	295,254
Gevo, Inc. (a)(b)	21,986	7,145
Golar LNG Ltd. (b)	8,612	210,133
Golar LNG Partners LP	4,508	100,438
Green Plains Partners LP	1,992	36,354
Green Plains, Inc.	3,369	91,300
Gulfport Energy Corp. (a)	11,882	305,249
Hallador Energy Co.	2,562	23,545
Hongli Clean Energy Technologies Corp. (a)	180	688
Isramco, Inc. (a)(b)	363	42,743
Legacy Reserves LP	5,985	11,521
Martin Midstream Partners LP	3,602	61,234
Memorial Production Partners LP	9,535	4,956
Mid-Con Energy Partners LP (a)	2,137	5,321
Pacific Ethanol, Inc. (a)	4,383	37,694
PDC Energy, Inc. (a)	5,251	390,937
PennTex Midstream Partners LP	1,823	28,694
PrimeEnergy Corp. (a)	234	12,051
Renewable Energy Group, Inc. (a)	3,752	36,582
Rex Energy Corp. (a)(b)	5,724	2,594
TransGlobe Energy Corp. (a)	6,235	11,000
U.S. Energy Corp. (a)	425	650
Uranium Resources, Inc. (a)	176	278
Vanguard Natural Resources LLC	12,826	7,452
Vertex Energy, Inc. (a)(b)	3,394	3,598
Viper Energy Partners LP	8,512	133,638
Westmoreland Coal Co. (a)	1,522	26,361
		3,798,577

TOTAL ENERGY		4,534,514

FINANCIALS - 7.5%
Banks - 3.6%
1st Source Corp.	2,839	111,743
Access National Corp. (b)	1,337	36,594
ACNB Corp.	909	28,270
Allegiance Bancshares, Inc. (a)	1,299	39,749
American National Bankshares, Inc.	1,309	40,775
American River Bankshares (a)	1,189	16,159
Ameris Bancorp	3,011	135,043
Ames National Corp.	1,730	51,987
Arrow Financial Corp.	1,787	67,638
Atlantic Capital Bancshares, Inc. (a)	2,241	36,080
BancFirst Corp.	1,614	132,267
Bancorp, Inc., Delaware (a)	5,138	35,555
Bank of Marin Bancorp	892	56,597
Bank of the Ozarks, Inc. (b)	11,313	548,907
Bankwell Financial Group, Inc.	1,190	34,689
Banner Corp. (b)	3,403	177,398
BCB Bancorp, Inc.	1,590	19,239
Blue Hills Bancorp, Inc.	2,897	50,408
BNC Bancorp	4,624	139,645
BOK Financial Corp. (b)	6,248	501,839
Boston Private Financial Holdings, Inc.	6,886	103,290
Bridge Bancorp, Inc.	1,551	52,191
Brookline Bancorp, Inc., Delaware	6,814	101,529
Bryn Mawr Bank Corp.	1,500	55,200
C & F Financial Corp.	514	23,181
California First National Bancorp	1,878	28,921
Camden National Corp.	1,533	59,710
Capital Bank Financial Corp. Series A	4,005	143,379
Capital City Bank Group, Inc.	2,094	39,472
Cardinal Financial Corp.	3,030	96,930
Carolina Financial Corp.	1,421	37,699
Cascade Bancorp (a)	7,909	57,578
Cathay General Bancorp	7,426	260,653
Centerstate Banks of Florida, Inc.	4,353	97,594
Central Valley Community Bancorp	1,419	23,442
Centrue Financial Corp. (a)	835	16,116
Century Bancorp, Inc. Class A (non-vtg.)	374	20,327
Chemical Financial Corp.	6,567	340,696
Chemung Financial Corp.	714	22,448
Citizens & Northern Corp.	1,269	30,266
City Holding Co.	1,310	80,539
Civista Bancshares, Inc. (b)	1,056	20,064
CNB Financial Corp., Pennsylvania	1,626	37,821
CoBiz, Inc.	4,551	68,857
Codorus Valley Bancorp, Inc.	664	15,936
Colony Bankcorp, Inc. (a)	1,917	21,566
Columbia Banking Systems, Inc.	5,461	217,457
Commerce Bancshares, Inc.	9,142	501,073
Commerce Union Bancshares, Inc.	728	15,106
Community Trust Bancorp, Inc.	1,927	81,416
ConnectOne Bancorp, Inc.	3,279	77,057
County Bancorp, Inc.	757	17,093
CU Bancorp (a)	1,981	55,270
CVB Financial Corp.	10,072	209,195
Eagle Bancorp, Inc. (a)	3,096	181,890
East West Bancorp, Inc.	13,397	641,448
Eastern Virginia Bankshares, Inc.	1,142	10,461
Enterprise Bancorp, Inc.	1,347	42,498
Enterprise Financial Services Corp.	2,016	77,414
Equity Bancshares, Inc.	938	29,378
Farmers Capital Bank Corp.	823	29,546
Farmers National Banc Corp.	2,673	31,675
Fidelity Southern Corp.	2,865	63,890
Fifth Third Bancorp	70,786	1,841,852
Financial Institutions, Inc.	1,531	46,925
First Bancorp, North Carolina	1,837	45,925
First Busey Corp.	3,352	91,878
First Business Finance Services, Inc.	964	21,160
First Citizen Bancshares, Inc.	1,019	363,141
First Community Bancshares, Inc.	1,601	45,148
First Community Financial Partners, Inc. (a)(b)	1,688	18,399
First Connecticut Bancorp, Inc.	1,552	33,601
First Financial Bancorp, Ohio	6,277	168,224
First Financial Bankshares, Inc. (b)	6,136	264,155
First Financial Corp., Indiana	1,296	59,357
First Financial Northwest, Inc.	1,918	32,529
First Foundation, Inc. (a)	1,480	41,470
First Hawaiian, Inc.	13,095	392,719
First Internet Bancorp	545	15,832
First Interstate Bancsystem, Inc.	2,273	85,806
First Merchants Corp.	3,725	127,879
First Mid-Illinois Bancshares, Inc.	1,066	32,460
First Midwest Bancorp, Inc., Delaware	7,388	179,381
First NBC Bank Holding Co. (a)(b)	1,815	12,796
First Northwest Bancorp (a)	2,002	29,509
First of Long Island Corp.	1,848	47,309
First South Bancorp, Inc., Virginia	2,656	29,508
Flushing Financial Corp.	3,096	81,053
Fulton Financial Corp.	15,474	274,664
German American Bancorp, Inc.	1,477	70,069
Glacier Bancorp, Inc.	7,219	247,612
Great Southern Bancorp, Inc.	1,236	61,367
Green Bancorp, Inc. (a)	3,269	40,863
Grupo Financiero Galicia SA sponsored ADR	4,257	115,748
Guaranty Bancorp	2,564	54,613
Hancock Holding Co.	7,188	298,661
Hanmi Financial Corp.	3,179	97,595
HarborOne Bancorp, Inc.	2,869	53,937
Heartland Financial U.S.A., Inc.	2,139	91,656
Heritage Commerce Corp.	3,259	40,379
Heritage Financial Corp., Washington	3,220	72,933
Heritage Oaks Bancorp	3,682	36,636
Home Bancshares, Inc.	13,044	337,448
HomeTrust Bancshares, Inc. (a)	1,881	44,580
Hope Bancorp, Inc.	12,629	251,317
Horizon Bancorp Industries	2,635	60,025
Huntington Bancshares, Inc.	101,511	1,264,827
IBERIABANK Corp.	3,647	302,154
Independent Bank Corp.	2,162	40,862
Independent Bank Corp., Massachusetts	2,634	171,473
Independent Bank Group, Inc.	1,818	109,262
International Bancshares Corp.	5,968	232,304
Investar Holding Corp.	1,090	19,566
Investors Bancorp, Inc.	29,282	396,478
Lakeland Bancorp, Inc.	4,837	84,889
Lakeland Financial Corp.	2,359	99,550
LCNB Corp.	875	18,113
LegacyTexas Financial Group, Inc.	4,608	180,910
Live Oak Bancshares, Inc.	2,820	48,927
Macatawa Bank Corp.	2,873	27,092
MainSource Financial Group, Inc.	2,062	63,035
MB Financial, Inc.	7,781	336,684
MBT Financial Corp.	2,938	28,058
Mercantile Bank Corp.	1,605	52,660
Merchants Bancshares, Inc.	1,053	52,018
Middleburg Financial Corp.	814	28,278
Midland States Bancorp, Inc.	1,369	44,575
MidWestOne Financial Group, Inc.	1,304	43,671
MutualFirst Financial, Inc.	829	24,663
National Bankshares, Inc. (b)	800	28,880
National Commerce Corp. (a)	834	27,272
NBT Bancorp, Inc.	3,933	151,971
Nicolet Bankshares, Inc. (a)	950	41,962
Northrim Bancorp, Inc.	911	25,599
Old Line Bancshares, Inc.	1,390	30,427
Old National Bancorp, Indiana	12,276	209,306
Old Second Bancorp, Inc.	3,822	35,162
Opus Bank	3,221	81,491
Orrstown Financial Services, Inc.	1,251	27,835
Pacific Continental Corp.	2,106	41,804
Pacific Mercantile Bancorp (a)	1,721	10,412
Pacific Premier Bancorp, Inc. (a)	2,702	86,599
PacWest Bancorp	11,056	566,620
Park Sterling Corp.	6,095	59,304
Peapack-Gladstone Financial Corp.	1,525	40,824
Penns Woods Bancorp, Inc.	455	21,531
People's Utah Bancorp	1,972	45,553
Peoples Bancorp, Inc.	1,914	55,908
Peoples Financial Services Corp.	793	34,987
Peoples United Financial, Inc.	28,767	538,518
Pinnacle Financial Partners, Inc.	4,107	264,902
Popular, Inc.	9,540	387,801
Preferred Bank, Los Angeles	1,237	55,776
Premier Financial Bancorp, Inc.	1,596	29,350
PrivateBancorp, Inc.	7,512	351,411
QCR Holdings, Inc.	1,337	51,007
Renasant Corp.	3,852	159,704
Republic Bancorp, Inc., Kentucky Class A	2,063	76,393
Republic First Bancorp, Inc. (a)	2,395	12,813
Royal Bancshares of Pennsylvania, Inc. Class A (a)	7,261	20,186
S&T Bancorp, Inc.	3,391	120,007
Sandy Spring Bancorp, Inc.	2,419	88,052
Seacoast Banking Corp., Florida (a)	3,780	77,717
ServisFirst Bancshares, Inc.	2,571	189,277
Shore Bancshares, Inc.	857	11,955
Sierra Bancorp	1,381	31,556
Signature Bank (a)	5,036	754,947
Simmons First National Corp. Class A	2,861	172,947
South State Corp.	2,276	193,346
Southern First Bancshares, Inc. (a)(b)	883	27,108
Southern National Bancorp of Virginia, Inc.	2,054	30,522
Southside Bancshares, Inc.	2,648	101,869
Southwest Bancorp, Inc., Oklahoma	1,464	31,988
State Bank Financial Corp.	3,450	85,181
Stock Yards Bancorp, Inc.	2,233	92,000
Stonegate Bank	1,094	42,655
Summit Financial Group, Inc. (b)	620	15,178
Sun Bancorp, Inc.	2,174	49,893
SVB Financial Group (a)	4,794	757,596
Texas Capital Bancshares, Inc. (a)	4,239	308,387
The First Bancorp, Inc.	1,482	43,008
TowneBank	5,995	193,339
Trico Bancshares	2,499	78,119
TriState Capital Holdings, Inc. (a)	2,801	57,140
Triumph Bancorp, Inc. (a)	2,023	43,393
Trustmark Corp.	6,316	212,912
UMB Financial Corp.	4,396	334,184
Umpqua Holdings Corp.	20,423	362,917
Union Bankshares Corp.	3,812	128,846
Union Bankshares, Inc. (b)	650	28,535
United Bankshares, Inc., West Virginia (b)	7,154	330,157
United Community Bank, Inc.	5,905	160,498
United Security Bancshares, Inc.	1,116	12,097
United Security Bancshares, California	2,851	18,817
Unity Bancorp, Inc.	1,262	17,163
Univest Corp. of Pennsylvania	2,354	67,207
Veritex Holdings, Inc. (a)	1,409	27,969
Washington Trust Bancorp, Inc.	1,866	95,073
WashingtonFirst Bankshares, Inc.	1,241	33,954
WesBanco, Inc.	3,404	135,717
West Bancorp., Inc.	1,620	36,045
Westamerica Bancorp. (b)	2,533	157,122
Westbury Bancorp, Inc. (a)	779	15,736
Wintrust Financial Corp.	4,690	308,790
Xenith Bankshares, Inc. (a)	19,061	47,653
Zions Bancorporation	18,986	755,453
		26,881,355
Capital Markets - 2.1%
American Capital Ltd. (a)	29,413	509,727
American Capital Senior Floating Ltd.	1,086	12,706
B. Riley Financial, Inc.	2,056	34,335
BGC Partners, Inc. Class A	23,749	232,028
Calamos Asset Management, Inc. Class A	2,243	15,342
Capital Southwest Corp.	2,311	34,434
Capitala Finance Corp.	1,630	20,294
Carlyle Group LP	7,458	115,972
CBOE Holdings, Inc.	7,761	534,733
CM Finance, Inc.	2,250	22,050
CME Group, Inc.	31,846	3,595,732
Cowen Group, Inc. Class A (a)(b)	10,800	39,420
Diamond Hill Investment Group, Inc.	401	83,849
E*TRADE Financial Corp. (a)	25,624	884,284
Easterly Acquisition Corp. (a)	3,333	32,830
FBR & Co.	990	11,435
Financial Engines, Inc. (b)	5,681	197,983
Harris & Harris Group, Inc. (a)	2,736	3,420
Harvest Capital Credit Corp.	387	4,969
Hennessy Advisors, Inc.	714	24,269
Horizon Technology Finance Corp. (b)	871	9,485
Interactive Brokers Group, Inc.	6,649	244,151
INTL FCStone, Inc. (a)	1,814	74,574
LPL Financial (b)	8,461	348,509
MarketAxess Holdings, Inc.	3,553	588,981
Morningstar, Inc.	4,130	301,118
Newtek Business Services Corp. (b)	1,667	25,538
Northern Trust Corp.	21,171	1,739,198
Paragon Commercial Corp.	540	21,935
Quinpario Acquistion Corp. 2 (a)	5,163	51,269
SEI Investments Co.	15,064	710,720
Silvercrest Asset Management Group Class A	1,781	23,865
T. Rowe Price Group, Inc.	23,376	1,731,227
TD Ameritrade Holding Corp.	49,209	2,018,061
The NASDAQ OMX Group, Inc.	15,600	999,804
TheStreet.com, Inc.	6,420	5,714
Value Line, Inc.	1,080	23,868
Virtu Financial, Inc. Class A	3,719	51,508
Virtus Investment Partners, Inc. (b)	670	77,586
Wins Finance Holdings, Inc. (a)(b)	2,050	312,748
WisdomTree Investments, Inc. (b)	12,566	138,980
Yintech Investment Holdings Ltd. sponsored ADR	902	15,785
		15,924,436
Consumer Finance - 0.2%
Asta Funding, Inc. (a)	632	5,625
Atlanticus Holdings Corp. (a)	3,185	9,778
Consumer Portfolio Services, Inc. (a)	2,412	12,181
Credit Acceptance Corp. (a)(b)	1,912	366,798
Encore Capital Group, Inc. (a)(b)	2,202	60,445
EZCORP, Inc. (non-vtg.) Class A (a)	4,433	51,644
Navient Corp.	30,255	521,294
Nicholas Financial, Inc. (a)	1,274	12,587
PRA Group, Inc. (a)(b)	4,483	161,164
SLM Corp. (a)	39,648	399,255
World Acceptance Corp. (a)(b)	770	43,328
		1,644,099
Diversified Financial Services - 0.0%
A-Mark Precious Metals, Inc.	442	7,236
Marlin Business Services Corp.	1,708	34,758
NewStar Financial, Inc. (a)	4,902	41,618
Pace Holdings Corp. (a)	4,530	44,802
PICO Holdings, Inc. (a)	2,171	31,045
Tiptree Financial, Inc.	4,063	26,206
		185,665
Insurance - 1.0%
AMBAC Financial Group, Inc. (a)	4,115	100,818
American National Insurance Co.	2,617	315,349
Amerisafe, Inc.	1,662	105,620
AmTrust Financial Services, Inc.	16,057	408,811
Arch Capital Group Ltd. (a)	11,461	948,054
Argo Group International Holdings, Ltd.	2,706	171,696
Atlas Financial Holdings, Inc. (a)	1,244	21,024
Baldwin & Lyons, Inc. Class B	1,374	36,411
Cincinnati Financial Corp.	15,769	1,210,113
CNinsure, Inc. ADR (a)	3,360	31,920
Donegal Group, Inc. Class A	2,974	47,733
eHealth, Inc. (a)	1,956	19,873
EMC Insurance Group	2,272	62,730
Enstar Group Ltd. (a)	1,595	313,657
Erie Indemnity Co. Class A	4,443	476,156
Federated National Holding Co.	1,263	21,964
Global Indemnity Ltd. (a)	1,501	56,077
Greenlight Capital Re, Ltd. (a)	2,686	61,107
Hallmark Financial Services, Inc. (a)	1,910	20,380
Infinity Property & Casualty Corp.	958	82,628
Investors Title Co.	198	24,439
James River Group Holdings Ltd.	2,958	115,303
Kinsale Capital Group, Inc.	2,063	58,816
Maiden Holdings Ltd.	6,717	103,442
National General Holdings Corp.	9,830	222,060
National Western Life Group, Inc.	343	89,674
Navigators Group, Inc.	1,352	142,501
Safety Insurance Group, Inc.	1,484	104,399
Selective Insurance Group, Inc.	5,154	211,829
State Auto Financial Corp.	4,155	107,157
State National Companies, Inc.	4,479	60,153
Trupanion, Inc. (a)(b)	2,670	44,456
United Fire Group, Inc.	2,250	102,150
United Insurance Holdings Corp.	1,788	24,281
Willis Group Holdings PLC	12,858	1,599,149
WMI Holdings Corp. (a)	18,727	31,836
		7,553,766
Mortgage Real Estate Investment Trusts - 0.1%
Agnc Investment Corp.	30,719	573,217
American Capital Mortgage Investment Corp.	4,192	70,006
CIM Commercial Trust Corp.	8,696	132,614
New York Mortgage Trust, Inc. (b)	10,396	69,445
		845,282
Thrifts & Mortgage Finance - 0.5%
America First Tax Exempt Investors LP	4,888	27,862
ASB Bancorp, Inc. (a)	796	22,049
Bank Mutual Corp.	4,865	43,542
BankFinancial Corp.	1,556	21,940
Bear State Financial, Inc. (b)	3,176	31,442
Beneficial Bancorp, Inc.	7,458	129,769
BofI Holding, Inc. (a)(b)	5,760	136,109
BSB Bancorp, Inc. (a)	1,291	34,405
Capitol Federal Financial, Inc.	12,009	191,063
Charter Financial Corp.	1,302	18,632
Clifton Bancorp, Inc.	2,817	46,002
Dime Community Bancshares, Inc.	4,290	80,223
ESSA Bancorp, Inc.	1,484	21,978
First Defiance Financial Corp.	793	36,708
Hingham Institution for Savings	253	42,383
HMN Financial, Inc. (a)	1,471	23,610
Home Bancorp, Inc.	1,019	34,340
HomeStreet, Inc. (a)	2,126	61,760
HopFed Bancorp, Inc.	1,218	15,700
Kearny Financial Corp.	8,079	122,397
Lake Sunapee Bank Group	1,271	27,708
Lendingtree, Inc. (a)(b)	1,122	117,586
Malvern Bancorp, Inc. (a)	1,342	26,840
Meridian Bancorp, Inc.	4,834	85,804
Meta Financial Group, Inc.	809	73,579
MMA Capital Management, LLC (a)	1,245	22,161
MSB Financial Corp. (a)	1,189	16,468
NMI Holdings, Inc. (a)	5,488	47,197
Northfield Bancorp, Inc.	4,925	91,260
Northwest Bancshares, Inc.	8,684	157,788
Ocean Shore Holding Co.	842	22,987
OceanFirst Financial Corp. (c)	3,372	79,984
Oconee Federal Financial Corp.	757	17,411
Oritani Financial Corp.	4,068	71,800
Provident Bancorp, Inc. (a)	1,974	36,322
Provident Financial Holdings, Inc.	1,019	20,084
Prudential Bancorp, Inc.	2,065	32,999
Riverview Bancorp, Inc.	4,545	27,588
SI Financial Group, Inc.	1,343	18,802
Southern Missouri Bancorp, Inc.	982	28,380
Territorial Bancorp, Inc.	985	30,998
TFS Financial Corp.	26,581	495,204
Timberland Bancorp, Inc.	1,104	21,120
Trustco Bank Corp., New York	8,335	67,930
United Community Financial Corp.	4,819	39,419
United Financial Bancorp, Inc. New	6,161	103,998
Washington Federal, Inc.	7,842	254,473
Waterstone Financial, Inc.	2,661	47,632
Westfield Financial, Inc.	5,571	46,796
WSFS Financial Corp.	2,580	110,037
		3,382,269

TOTAL FINANCIALS		56,416,872

HEALTH CARE - 13.2%
Biotechnology - 8.4%
Abeona Therapeutics, Inc. (a)(b)	3,549	22,181
AC Immune SA (b)	6,660	77,189
ACADIA Pharmaceuticals, Inc. (a)(b)	11,427	308,415
Acceleron Pharma, Inc. (a)	3,577	120,509
Achillion Pharmaceuticals, Inc. (a)	12,389	51,290
Acorda Therapeutics, Inc. (a)	4,560	94,848
Adamas Pharmaceuticals, Inc. (a)(b)	1,764	26,460
Adaptimmune Therapeutics PLC sponsored ADR (a)	2,549	10,629
ADMA Biologics, Inc. (a)	1,664	9,219
Aduro Biotech, Inc. (a)(b)	5,832	66,485
Advanced Accelerator Applications SA sponsored ADR	2,492	72,891
Advaxis, Inc. (a)(b)	2,957	24,573
Adverum Biotechnologies, Inc. (a)	4,478	12,762
Aeglea BioTherapeutics, Inc.	2,045	10,573
Affimed NV (a)(b)	3,827	7,654
Agenus, Inc. (a)(b)	7,531	31,028
Agios Pharmaceuticals, Inc. (a)(b)	3,945	229,638
Aimmune Therapeutics, Inc. (a)	4,049	91,912
Akebia Therapeutics, Inc. (a)	3,949	34,001
Alder Biopharmaceuticals, Inc. (a)(b)	4,878	114,877
Alexion Pharmaceuticals, Inc. (a)	21,069	2,582,849
Alkermes PLC (a)	14,250	809,828
Alnylam Pharmaceuticals, Inc. (a)	8,107	355,654
AMAG Pharmaceuticals, Inc. (a)(b)	3,171	105,277
Amarin Corp. PLC ADR (a)(b)	14,654	47,479
Amgen, Inc.	70,100	10,099,307
Amicus Therapeutics, Inc. (a)(b)	14,484	86,614
Anavex Life Sciences Corp. (a)(b)	5,257	20,870
Anthera Pharmaceuticals, Inc. (a)(b)	3,912	5,868
Applied Genetic Technologies Corp. (a)	1,852	17,038
Aquinox Pharmaceuticals, Inc. (a)(b)	1,804	25,130
Arbutus Biopharma Corp. (a)(b)	5,168	13,695
Ardelyx, Inc. (a)	4,539	67,177
Arena Pharmaceuticals, Inc. (a)	27,307	39,595
Argos Therapeutics, Inc. (a)(b)	4,362	20,283
ARIAD Pharmaceuticals, Inc. (a)(b)	18,186	245,147
ArQule, Inc. (a)	6,923	9,485
Array BioPharma, Inc. (a)	13,939	112,836
Arrowhead Pharmaceuticals, Inc. (a)(b)	4,807	6,922
Ascendis Pharma A/S sponsored ADR (a)(b)	1,636	33,587
Atara Biotherapeutics, Inc. (a)	2,647	52,543
Athersys, Inc. (a)(b)	5,888	9,715
aTyr Pharma, Inc. (a)	2,678	8,302
Audentes Therapeutics, Inc.	2,696	44,295
Aviragen Therapeutics, Inc. (a)	9,302	13,116
BeiGene Ltd. ADR	962	30,495
Bellicum Pharmaceuticals, Inc. (a)(b)	2,760	49,487
BioCryst Pharmaceuticals, Inc. (a)	7,117	39,784
Biogen, Inc. (a)	20,535	6,038,727
BioMarin Pharmaceutical, Inc. (a)	16,092	1,377,958
Biospecifics Technologies Corp. (a)	839	41,413
bluebird bio, Inc. (a)(b)	3,485	210,320
Blueprint Medicines Corp. (a)(b)	2,817	82,735
Calithera Biosciences, Inc. (a)	2,176	7,616
Cara Therapeutics, Inc. (a)(b)	2,991	26,919
Cascadian Therapeutics, Inc. (a)	1,480	8,303
Catabasis Pharmaceuticals, Inc. (a)	1,967	7,022
Catalyst Biosciences, Inc. (a)	364	258
Catalyst Pharmaceutical Partners, Inc. (a)(b)	8,699	9,482
Celgene Corp. (a)	72,657	8,610,581
Celldex Therapeutics, Inc. (a)(b)	9,526	36,294
Cellectis SA sponsored ADR (a)	773	13,033
Cellular Biomedicine Group, Inc. (a)	1,189	15,933
Cerulean Pharma, Inc. (a)	3,293	2,237
ChemoCentryx, Inc. (a)	4,941	38,737
Chiasma, Inc. (a)(b)	2,320	4,524
Chimerix, Inc. (a)	4,329	21,169
China Biologic Products, Inc. (a)	2,508	300,258
Cidara Therapeutics, Inc. (a)	1,494	15,538
Clovis Oncology, Inc. (a)(b)	3,630	124,400
Coherus BioSciences, Inc. (a)	4,169	112,146
Colucid Pharmaceuticals, Inc. (a)	1,778	62,852
Conatus Pharmaceuticals, Inc. (a)	1,953	3,535
Concert Pharmaceuticals, Inc. (a)	2,499	22,591
ContraFect Corp. (a)(b)	2,933	6,893
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	4,363	33,159
Corvus Pharmaceuticals, Inc.	2,327	35,906
CTI BioPharma Corp. (a)	52,573	22,054
Cubist Pharmaceuticals, Inc. rights (a)	1,695	0
Curis, Inc. (a)	15,090	43,610
Cyclacel Pharmaceuticals, Inc.	61	242
Cytokinetics, Inc. (a)(b)	3,834	46,008
CytomX Therapeutics, Inc. (a)	3,192	35,559
Cytori Therapeutics, Inc. (a)(b)	2,314	3,564
CytRx Corp. (a)(b)	7,281	3,647
DBV Technologies SA sponsored ADR (a)	2,124	77,568
Dicerna Pharmaceuticals, Inc. (a)	2,668	7,951
Dimension Therapeutics, Inc. (a)	1,794	7,894
Dyax Corp. rights 12/31/19 (a)	12,922	31,917
Dynavax Technologies Corp. (a)(b)	3,462	14,887
Eagle Pharmaceuticals, Inc. (a)(b)	1,514	119,545
Edge Therapeutics, Inc. (a)	2,443	29,585
Editas Medicine, Inc.	3,461	49,388
Eiger Biopharmaceuticals, Inc. (a)	698	8,585
Eleven Biotherapeutics, Inc. (a)(b)	1,801	4,034
Enanta Pharmaceuticals, Inc. (a)	1,782	56,026
Enzymotec Ltd. (a)	1,549	9,836
Epizyme, Inc. (a)	5,694	63,203
Esperion Therapeutics, Inc. (a)(b)	1,945	20,539
Exact Sciences Corp. (a)(b)	9,344	138,011
Exelixis, Inc. (a)	26,805	453,541
Fate Therapeutics, Inc. (a)	2,315	6,806
Fibrocell Science, Inc. (a)	4,220	3,376
FibroGen, Inc. (a)	5,634	124,793
Five Prime Therapeutics, Inc. (a)	2,634	151,508
Flexion Therapeutics, Inc. (a)	2,278	37,587
Fortress Biotech, Inc. (a)(b)	7,800	18,642
Forward Pharma A/S sponsored ADR (a)(b)	1,155	24,082
Foundation Medicine, Inc. (a)(b)	3,506	72,048
Galapagos Genomics NV sponsored ADR (a)	989	58,470
Galectin Therapeutics, Inc. (a)(b)	4,655	3,817
Galena Biopharma, Inc. (a)(b)	808	2,464
Galmed Pharmaceuticals Ltd. (a)	1,672	5,936
Genocea Biosciences, Inc. (a)(b)	2,600	10,452
Genomic Health, Inc. (a)	3,235	98,441
GenVec, Inc. (a)	939	324
Geron Corp. (a)(b)	15,863	32,361
Gilead Sciences, Inc.	123,697	9,116,469
Global Blood Therapeutics, Inc. (a)(b)	2,918	55,880
GlycoMimetics, Inc. (a)	2,065	13,113
Grifols SA ADR	13,579	212,240
GTx, Inc. (a)	17,232	13,717
Halozyme Therapeutics, Inc. (a)(b)	12,003	141,755
Harvard Apparatus (a)	1,189	951
Heron Therapeutics, Inc. (a)(b)	3,514	53,940
Idera Pharmaceuticals, Inc. (a)	11,973	20,234
Ignyta, Inc. (a)	4,812	30,075
Immune Design Corp. (a)	2,289	16,824
ImmunoGen, Inc. (a)(b)	8,187	14,573
Immunomedics, Inc. (a)(b)	8,934	28,767
Incyte Corp. (a)	17,682	1,808,692
Infinity Pharmaceuticals, Inc. (a)	3,819	4,430
Inotek Pharmaceuticals Corp. (a)(b)	1,970	12,608
Inovio Pharmaceuticals, Inc. (a)(b)	6,597	46,707
Insmed, Inc. (a)	5,812	79,334
Insys Therapeutics, Inc. (a)(b)	6,738	79,441
Intellia Therapeutics, Inc. (a)(b)	3,676	57,897
Intercept Pharmaceuticals, Inc. (a)(b)	2,343	236,924
Ionis Pharmaceuticals, Inc. (a)(b)	11,131	487,093
Ironwood Pharmaceuticals, Inc. Class A (a)	11,963	186,683
Juno Therapeutics, Inc. (a)(b)	9,835	197,192
Kamada (a)	4,043	22,439
Karyopharm Therapeutics, Inc. (a)	3,329	30,727
Keryx Biopharmaceuticals, Inc. (a)(b)	9,737	56,475
Kindred Biosciences, Inc. (a)	2,710	11,518
Kite Pharma, Inc. (a)	4,584	233,463
Kura Oncology, Inc. (a)(b)	2,581	12,518
La Jolla Pharmaceutical Co. (a)	1,895	34,300
Lexicon Pharmaceuticals, Inc. (a)(b)	9,748	148,462
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	1,923	200,761
General CVR	1,530	31
Glucagon CVR (a)	1,530	46
rights (a)	1,530	8
TR Beta CVR	1,530	31
Lion Biotechnologies, Inc. (a)	4,598	30,577
Loxo Oncology, Inc. (a)	2,136	58,868
Lpath, Inc. (a)	244	595
Macrogenics, Inc. (a)	3,497	90,677
Madrigal Pharmaceuticals, Inc. (a)	393	6,292
MannKind Corp. (a)(b)	43,056	20,258
MediciNova, Inc. (a)(b)	3,483	24,625
MEI Pharma, Inc. (a)	2,164	3,354
Merrimack Pharmaceuticals, Inc. (a)(b)	11,324	62,395
MiMedx Group, Inc. (a)(b)	9,672	91,691
Minerva Neurosciences, Inc. (a)	2,882	37,178
Mirati Therapeutics, Inc. (a)	1,679	8,983
Momenta Pharmaceuticals, Inc. (a)	6,520	92,258
Myriad Genetics, Inc. (a)	6,202	103,511
NantKwest, Inc. (a)(b)	7,727	50,535
Natera, Inc. (a)	4,970	59,640
Neothetics, Inc. (a)	1,615	1,922
Neuralstem, Inc. (a)(b)	10,794	3,029
Neurocrine Biosciences, Inc. (a)	8,092	375,873
NewLink Genetics Corp. (a)	2,688	29,783
Nivalis Therapeutics, Inc. (a)	1,611	3,496
Northwest Biotherapeutics, Inc. (a)(b)	9,963	5,031
Novavax, Inc. (a)(b)	25,894	31,332
Novelion Therapeutics, Inc. (a)	5,619	8,450
Novelion Therapeutics, Inc.:
warrants	5,463	0
warrants	5,463	0
Nymox Pharmaceutical Corp. (a)(b)	2,808	8,789
Ohr Pharmaceutical, Inc. (a)(b)	1,957	5,284
OncoGenex Pharmaceuticals, Inc. (a)(b)	3,443	1,584
OncoMed Pharmaceuticals, Inc. (a)	2,930	24,876
Onconova Therapeutics, Inc. (a)	232	675
Ophthotech Corp. (a)	3,354	102,800
Opko Health, Inc. (a)(b)	51,961	539,875
Organovo Holdings, Inc. (a)(b)	10,663	32,202
Osiris Therapeutics, Inc. (b)	3,636	21,634
Otonomy, Inc. (a)	2,602	44,234
OvaScience, Inc. (a)	2,682	8,985
PDL BioPharma, Inc.	14,400	31,536
Peregrine Pharmaceuticals, Inc. (a)	18,486	5,574
Pluristem Therapeutics, Inc. (a)(b)	13,000	19,240
Portola Pharmaceuticals, Inc. (a)	5,499	98,927
Prana Biotechnology Ltd. ADR (a)	1,070	2,643
Progenics Pharmaceuticals, Inc. (a)	7,733	69,210
ProNai Therapeutics, Inc. (a)(b)	2,856	3,798
ProQR Therapeutics BV (a)	2,138	9,087
Protagonist Therapeutics, Inc.	1,976	49,301
Proteon Therapeutics, Inc. (a)(b)	2,802	28,580
Proteostasis Therapeutics, Inc.	2,300	24,219
Prothena Corp. PLC (a)(b)	3,246	191,579
PTC Therapeutics, Inc. (a)	3,051	33,988
Radius Health, Inc. (a)(b)	3,976	211,603
Recro Pharma, Inc. (a)	939	7,512
Regeneron Pharmaceuticals, Inc. (a)	9,698	3,677,870
REGENXBIO, Inc. (a)	3,050	67,863
Regulus Therapeutics, Inc. (a)	4,902	12,010
Repligen Corp. (a)	3,349	107,838
Retrophin, Inc. (a)	3,400	69,598
Rigel Pharmaceuticals, Inc. (a)	10,445	27,157
Sage Therapeutics, Inc. (a)	3,501	175,435
Sangamo Biosciences, Inc. (a)	5,949	19,037
Sarepta Therapeutics, Inc. (a)	5,085	174,212
Seattle Genetics, Inc. (a)(b)	13,012	843,308
Selecta Biosciences, Inc. (b)	2,305	47,253
Seres Therapeutics, Inc. (a)(b)	3,667	36,633
Shire PLC sponsored ADR	8,274	1,444,640
Sinovac Biotech Ltd. (a)	5,691	34,772
Sorrento Therapeutics, Inc. (a)(b)	6,850	35,963
Spark Therapeutics, Inc. (a)	2,767	152,213
Spectrum Pharmaceuticals, Inc. (a)	8,217	32,128
Stemline Therapeutics, Inc. (a)	2,100	27,720
Sunesis Pharmaceuticals, Inc. (a)	991	3,994
Syndax Pharmaceuticals, Inc.	1,694	16,398
Synergy Pharmaceuticals, Inc. (a)	17,159	90,256
Syros Pharmaceuticals, Inc.	2,537	34,452
T2 Biosystems, Inc. (a)(b)	1,913	11,153
Tenax Therapeutics, Inc. (a)	3,379	6,521
TESARO, Inc. (a)(b)	4,755	645,206
TG Therapeutics, Inc. (a)(b)	5,307	30,515
Threshold Pharmaceuticals, Inc. (a)(b)	11,469	5,534
Tobira Therapeutics, Inc. rights (a)(b)	1,750	31,868
Tokai Pharmaceuticals, Inc. (a)(b)	2,345	2,415
TONIX Pharmaceuticals Holding (a)(b)	2,391	911
TRACON Pharmaceuticals, Inc. (a)	1,357	7,803
Trevena, Inc. (a)	5,227	28,644
Trillium Therapeutics, Inc. (a)	1,198	9,045
Trovagene, Inc. (a)(b)	2,934	8,509
Ultragenyx Pharmaceutical, Inc. (a)	3,602	282,001
uniQure B.V. (a)	2,306	14,482
United Therapeutics Corp. (a)	4,093	514,122
Vanda Pharmaceuticals, Inc. (a)	3,853	63,382
VBI Vaccines, Inc. (a)	5,562	16,074
VBL Therapeutics (a)	3,513	18,795
Verastem, Inc. (a)	4,502	5,132
Versartis, Inc. (a)	2,864	35,657
Vertex Pharmaceuticals, Inc. (a)	23,140	1,888,455
Vical, Inc. (a)	1,440	3,326
Vital Therapies, Inc. (a)(b)	3,408	17,381
Voyager Therapeutics, Inc. (a)	3,063	38,165
Windtree Therapeutics, Inc. (a)	876	1,270
Xbiotech, Inc. (a)(b)	2,789	39,018
Xencor, Inc. (a)	3,863	98,738
Xenon Pharmaceuticals, Inc. (a)	2,203	17,183
XOMA Corp. (a)(b)	400	2,232
Zafgen, Inc. (a)	3,636	12,290
ZIOPHARM Oncology, Inc. (a)(b)	12,497	80,981
		63,050,316
Health Care Equipment & Supplies - 1.6%
Abaxis, Inc.	2,173	112,105
Abiomed, Inc. (a)	4,062	455,919
Accuray, Inc. (a)(b)	7,649	38,627
Align Technology, Inc. (a)	7,463	694,432
Alliqua Biomedical, Inc. (a)	4,655	3,026
Alphatec Holdings, Inc. (a)	840	4,393
Analogic Corp.	1,224	112,792
Angiodynamics, Inc. (a)	3,710	60,473
Anika Therapeutics, Inc. (a)(b)	1,380	64,391
Antares Pharma, Inc. (a)(b)	13,224	26,712
Atricure, Inc. (a)	3,470	62,425
Atrion Corp.	190	93,214
Avinger, Inc. (a)(b)	1,609	6,275
AxoGen, Inc. (a)	2,909	24,290
BioLase Technology, Inc. (a)	2,749	4,811
Cardiovascular Systems, Inc. (a)	2,925	70,756
Cerus Corp. (a)(b)	8,791	45,889
ConforMis, Inc. (a)(b)	3,992	35,848
CONMED Corp.	2,750	119,845
Cutera, Inc. (a)	1,009	16,497
Cynosure, Inc. Class A (a)	2,383	108,069
CytoSorbents Corp. (a)(b)	3,643	18,761
Dentsply Sirona, Inc.	21,386	1,244,237
Derma Sciences, Inc. (a)	3,176	15,245
DexCom, Inc. (a)(b)	7,905	516,117
Dextera Surgical, Inc. (a)(b)	760	1,079
EDAP TMS SA sponsored ADR (a)	2,865	8,681
Endologix, Inc. (a)(b)	7,947	58,410
Entellus Medical, Inc. (a)(b)	2,069	38,132
EnteroMedics, Inc. (a)	354	19
Exactech, Inc. (a)	1,552	38,955
Fonar Corp. (a)	726	14,520
Genmark Diagnostics, Inc. (a)	3,711	43,122
Hologic, Inc. (a)	26,074	998,113
ICU Medical, Inc. (a)	1,464	219,966
IDEXX Laboratories, Inc. (a)	8,419	990,495
Inogen, Inc. (a)	1,786	115,072
Insulet Corp. (a)	5,465	183,897
Integra LifeSciences Holdings Corp. (a)	3,434	277,467
Intuitive Surgical, Inc. (a)	3,586	2,308,452
InVivo Therapeutics Holdings Corp. (a)(b)	2,396	11,860
Invuity, Inc. (a)	1,524	10,363
IRadimed Corp. (a)	1,120	12,376
Iridex Corp. (a)(b)	1,560	24,632
K2M Group Holdings, Inc. (a)	4,284	80,539
Lantheus Holdings, Inc. (a)	3,657	33,279
LeMaitre Vascular, Inc.	1,825	41,373
LivaNova PLC (a)	4,638	205,324
Masimo Corp. (a)	4,664	288,562
Mazor Robotics Ltd. sponsored ADR (a)(b)	1,120	26,253
Meridian Bioscience, Inc.	3,966	68,612
Merit Medical Systems, Inc. (a)	4,150	97,733
Natus Medical, Inc. (a)	3,186	126,962
Neogen Corp. (a)	3,619	229,010
Neovasc, Inc. (a)(b)	5,854	3,051
Novadaq Technologies, Inc. (a)(b)	5,486	43,614
Novocure Ltd. (a)(b)	7,791	60,380
NuVasive, Inc. (a)	4,763	309,119
NxStage Medical, Inc. (a)	6,250	154,500
OraSure Technologies, Inc. (a)	4,716	39,756
Orthofix International NV (a)	1,864	70,217
Oxford Immunotec Global PLC (a)	2,420	35,743
PhotoMedex, Inc. (a)	455	1,160
Quidel Corp. (a)	2,909	66,703
Quotient Ltd. (a)(b)	2,834	12,215
ReWalk Robotics Ltd. (a)	1,242	3,416
Rockwell Medical Technologies, Inc. (a)(b)	4,947	32,156
RTI Biologics, Inc. (a)	6,450	18,705
Seaspine Holdings Corp. (a)	1,009	7,063
Second Sight Medical Products, Inc. (a)(b)	6,004	12,188
Sientra, Inc. (a)(b)	1,656	13,629
Staar Surgical Co. (a)	3,320	36,022
SurModics, Inc. (a)	1,089	26,082
Synergetics U.S.A., Inc. (a)	3,200	608
Syneron Medical Ltd. (a)	3,136	25,715
Tactile Systems Technology, Inc. (b)	1,658	27,075
Tandem Diabetes Care, Inc. (a)	3,235	7,926
TearLab Corp. (a)	4,226	2,282
The Spectranetics Corp. (a)	3,656	79,884
Trinity Biotech PLC sponsored ADR (a)(b)	2,314	15,481
Unilife Corp. (a)(b)	908	2,270
Utah Medical Products, Inc.	458	31,236
Vascular Solutions, Inc. (a)	1,683	92,733
Veracyte, Inc. (a)	3,476	26,522
Vermillion, Inc. (a)(b)	9,092	10,910
ViewRay, Inc. (a)(b)	4,393	14,453
Wright Medical Group NV (a)	9,452	217,774
Zeltiq Aesthetics, Inc. (a)(b)	3,663	161,209
		12,170,204
Health Care Providers & Services - 1.2%
Acadia Healthcare Co., Inc. (a)(b)	8,340	317,003
Aceto Corp.	2,774	56,673
Addus HomeCare Corp. (a)	1,228	42,612
Air Methods Corp. (a)	3,564	116,543
Alliance Healthcare Services, Inc. (a)	1,083	8,231
Almost Family, Inc. (a)	1,369	55,034
Amedisys, Inc. (a)	3,106	122,656
AmSurg Corp. (a)(b)	5,174	352,453
BioScrip, Inc. (a)(b)	10,485	11,953
BioTelemetry, Inc. (a)	2,783	54,129
Caladrius Biosciences, Inc. (a)	369	1,380
Corvel Corp. (a)	2,095	67,459
Cross Country Healthcare, Inc. (a)	3,428	49,158
Express Scripts Holding Co. (a)	58,644	4,449,907
HealthEquity, Inc. (a)	5,643	251,283
Healthways, Inc. (a)	3,570	82,824
Henry Schein, Inc. (a)	7,672	1,142,821
iKang Healthcare Group, Inc. sponsored ADR (a)(b)	4,445	68,186
Interpace Diagnostics Group, Inc. (a)	1,476	229
LHC Group, Inc. (a)	1,872	78,736
LifePoint Hospitals, Inc. (a)	3,950	217,053
Magellan Health Services, Inc. (a)	2,309	168,095
National Research Corp. Class A	3,215	51,440
Patterson Companies, Inc.	9,125	353,503
Premier, Inc. (a)	4,367	131,621
Providence Service Corp. (a)	1,514	55,579
Psychemedics Corp.	807	20,167
RadNet, Inc. (a)	4,798	29,748
Sharps Compliance Corp. (a)	2,130	9,180
Surgery Partners, Inc. (a)	4,500	66,375
Surgical Care Affiliates, Inc. (a)	3,750	157,688
The Ensign Group, Inc.	5,040	108,965
VCA, Inc. (a)	7,533	471,566
		9,170,250
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	17,670	194,017
athenahealth, Inc. (a)(b)	3,748	354,561
Cerner Corp. (a)	31,459	1,566,029
Computer Programs & Systems, Inc. (b)	1,209	29,076
Connecture, Inc. (a)	2,784	5,095
HealthStream, Inc. (a)	2,760	69,166
HMS Holdings Corp. (a)	7,868	144,142
Inovalon Holdings, Inc. Class A (a)(b)	6,376	97,872
Medidata Solutions, Inc. (a)(b)	5,428	299,788
NantHealth, Inc. (b)	11,577	133,483
Omnicell, Inc. (a)	3,354	120,241
Quality Systems, Inc.	5,657	74,220
Simulations Plus, Inc.	2,109	19,930
		3,107,620
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	4,735	118,138
Albany Molecular Research, Inc. (a)(b)	4,487	75,606
Bio-Techne Corp.	3,501	368,865
Bruker Corp.	14,838	336,526
ChromaDex, Inc. (a)(b)	4,689	11,394
Compugen Ltd. (a)(b)	5,351	32,374
Fluidigm Corp. (a)	2,455	15,786
Harvard Bioscience, Inc. (a)	4,756	11,652
ICON PLC (a)	5,174	391,361
Illumina, Inc. (a)	13,716	1,826,148
INC Research Holdings, Inc. Class A (a)	5,125	253,688
Luminex Corp. (a)	4,145	84,268
Medpace Holdings, Inc.	3,546	126,521
Nanostring Technologies, Inc. (a)	2,272	49,984
NeoGenomics, Inc. (a)	6,421	57,404
Pacific Biosciences of California, Inc. (a)(b)	9,325	70,963
PAREXEL International Corp. (a)	4,957	292,463
PRA Health Sciences, Inc. (a)	5,789	310,985
pSivida Corp. (a)(b)	4,560	8,482
QIAGEN NV (a)	21,637	591,123
VWR Corp. (a)	12,465	339,048
		5,372,779
Pharmaceuticals - 0.9%
AcelRx Pharmaceuticals, Inc. (a)(b)	4,082	12,654
Achaogen, Inc. (a)	1,959	11,186
Aclaris Therapeutics, Inc. (a)	1,765	52,862
Acura Pharmaceuticals, Inc. (a)	770	705
Aerie Pharmaceuticals, Inc. (a)	2,547	94,621
Agile Therapeutics, Inc. (a)	2,809	19,298
Akorn, Inc. (a)	12,000	254,640
Alcobra Pharma Ltd. (a)	3,855	7,363
Alimera Sciences, Inc. (a)	4,441	4,885
Amphastar Pharmaceuticals, Inc. (a)	4,333	87,830
ANI Pharmaceuticals, Inc. (a)(b)	1,179	69,478
ANI Pharmaceuticals, Inc. rights (a)	739	0
Apricus Biosciences, Inc. (a)(b)	710	1,008
Aralez Pharmaceuticals, Inc. (a)(b)	6,256	31,780
Aratana Therapeutics, Inc. (a)	3,377	24,078
Assembly Biosciences, Inc. (a)	1,645	21,138
AstraZeneca PLC rights (a)	1,845	0
Auris Medical Holding AG (a)(b)	3,611	4,333
Avexis, Inc. (b)	2,169	128,231
Axsome Therapeutics, Inc. (a)	2,374	15,550
Bio Path Holdings, Inc. (a)	10,285	12,651
Biodelivery Sciences International, Inc. (a)(b)	6,705	11,399
Cardiome Pharma Corp. (a)(b)	3,306	9,092
Cempra, Inc. (a)(b)	5,052	32,838
Clearside Biomedical, Inc.	3,151	46,131
Collegium Pharmaceutical, Inc. (a)(b)	2,057	34,064
Concordia International Corp. (a)(b)	4,940	12,696
Corcept Therapeutics, Inc. (a)(b)	10,821	90,788
Corium International, Inc. (a)	2,676	13,541
Cumberland Pharmaceuticals, Inc. (a)	2,850	15,789
DepoMed, Inc. (a)(b)	5,547	105,948
Dermira, Inc. (a)	3,518	112,506
Dipexium Pharmaceuticals, Inc. (a)(b)	1,377	1,928
Durect Corp. (a)	15,290	20,030
Egalet Corp. (a)(b)	2,727	18,353
Endo International PLC (a)	21,266	340,469
Endocyte, Inc. (a)(b)	2,466	6,560
Flamel Technologies SA sponsored ADR (a)	3,691	39,198
Flex Pharma, Inc. (a)	1,944	11,956
Foamix Pharmaceuticals Ltd. (a)(b)	3,199	29,399
GW Pharmaceuticals PLC ADR (a)	1,764	196,951
Heska Corp. (a)	594	39,269
Horizon Pharma PLC (a)(b)	14,822	293,476
Hutchison China Meditech Ltd. sponsored ADR (a)(b)	1,470	20,345
Impax Laboratories, Inc. (a)	6,851	98,997
Imprimis Pharmaceuticals, Inc. (a)	1,704	4,635
Innocoll Holdings PLC (a)	2,813	8,017
Innoviva, Inc. (a)(b)	11,033	114,081
Intersect ENT, Inc. (a)	2,851	29,650
Intra-Cellular Therapies, Inc. (a)	4,017	55,997
Jazz Pharmaceuticals PLC (a)	5,627	583,126
Juniper Pharmaceuticals, Inc. (a)	1,046	5,805
Kalvista Pharmaceuticals, Inc. (a)(b)	254	2,080
KemPharm, Inc. (a)(b)	1,591	5,728
Lipocine, Inc. (a)(b)	1,814	6,204
Marinus Pharmaceuticals, Inc. (a)	1,588	1,667
MediWound Ltd. (a)	2,452	13,118
Merus B.V.	2,658	40,933
Mylan N.V. (a)	50,206	1,838,042
MyoKardia, Inc. (a)	2,419	38,099
Nektar Therapeutics (a)	12,602	154,816
Neos Therapeutics, Inc. (a)(b)	1,634	11,601
NeuroDerm Ltd. (a)(b)	2,212	36,056
Ocera Therapeutics, Inc. (a)	3,250	6,988
Ocular Therapeutix, Inc. (a)(b)	2,160	20,066
Oculus Innovative Sciences, Inc. (a)	274	1,321
Omeros Corp. (a)(b)	3,789	46,567
Oncobiologics, Inc. (a)	3,183	11,586
Orexigen Therapeutics, Inc. (a)(b)	1,548	3,034
Pacira Pharmaceuticals, Inc. (a)	3,630	115,616
Pain Therapeutics, Inc. (a)	6,277	4,015
Paratek Pharmaceuticals, Inc. (a)	2,501	33,638
Pernix Therapeutics Holdings, Inc. (a)(b)	440	1,329
Phibro Animal Health Corp. Class A	1,603	44,002
Reata Pharmaceuticals, Inc. (b)	938	24,379
RedHill Biopharma Ltd. sponsored ADR (a)(b)	1,030	11,237
Repros Therapeutics, Inc. (a)(b)	2,100	3,759
Revance Therapeutics, Inc. (a)(b)	2,673	44,773
SciClone Pharmaceuticals, Inc. (a)	4,573	45,501
Sucampo Pharmaceuticals, Inc. Class A (a)	3,937	63,976
Supernus Pharmaceuticals, Inc. (a)	4,956	106,802
Teligent, Inc. (a)(b)	4,447	31,974
Tetraphase Pharmaceuticals, Inc. (a)	3,467	14,527
The Medicines Company (a)(b)	6,753	237,030
Theravance Biopharma, Inc. (a)(b)	4,651	129,484
Titan Pharmaceuticals, Inc. (a)(b)	3,488	15,347
VIVUS, Inc. (a)(b)	9,186	12,309
WAVE Life Sciences (a)	2,300	81,880
Zogenix, Inc. (a)	2,053	25,868
Zynerba Pharmaceuticals, Inc. (a)(b)	904	11,372
		6,554,049

TOTAL HEALTH CARE		99,425,218

INDUSTRIALS - 4.7%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(b)	2,275	64,383
Astronics Corp. (a)	1,815	67,010
Astronics Corp. Class B	164	6,099
BE Aerospace, Inc.	9,424	565,817
Elbit Systems Ltd. (b)	3,978	401,778
Innovative Solutions & Support, Inc. (a)	2,053	7,288
KEYW Holding Corp. (a)	3,462	43,379
KLX, Inc. (a)	4,935	192,416
Kratos Defense & Security Solutions, Inc. (a)	6,594	48,268
LMI Aerospace, Inc. (a)	1,091	9,884
Mercury Systems, Inc. (a)	3,827	113,700
Taser International, Inc. (a)(b)	4,684	127,545
		1,647,567
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	5,513	89,311
Atlas Air Worldwide Holdings, Inc. (a)	2,460	121,524
C.H. Robinson Worldwide, Inc. (b)	13,307	996,029
Echo Global Logistics, Inc. (a)	3,073	77,132
Expeditors International of Washington, Inc.	17,005	896,844
Forward Air Corp.	2,880	139,334
Hub Group, Inc. Class A (a)	2,927	125,422
Park-Ohio Holdings Corp.	1,202	50,664
		2,496,260
Airlines - 0.7%
Allegiant Travel Co.	1,611	263,237
American Airlines Group, Inc.	49,466	2,297,201
Hawaiian Holdings, Inc. (a)	5,119	262,861
JetBlue Airways Corp. (a)	30,064	603,986
Ryanair Holdings PLC sponsored ADR	9,848	786,264
SkyWest, Inc.	4,775	175,959
Spirit Airlines, Inc. (a)	6,746	375,078
Virgin America, Inc. (a)(b)	4,053	228,995
		4,993,581
Building Products - 0.2%
AAON, Inc. (b)	4,793	157,690
American Woodmark Corp. (a)	1,523	116,738
Apogee Enterprises, Inc.	2,886	137,662
Builders FirstSource, Inc. (a)	9,946	110,003
Caesarstone Sdot-Yam Ltd. (a)	3,175	86,360
CSW Industrials, Inc. (a)	1,410	51,465
Gibraltar Industries, Inc. (a)	3,008	135,360
Insteel Industries, Inc.	1,883	74,510
Patrick Industries, Inc. (a)	1,484	105,883
PGT, Inc. (a)	4,666	51,793
Universal Forest Products, Inc.	1,908	189,541
		1,217,005
Commercial Services & Supplies - 0.6%
Aqua Metals, Inc. (a)(b)	1,916	23,567
Casella Waste Systems, Inc. Class A (a)	3,697	46,804
CECO Environmental Corp.	3,248	46,089
China Recycling Energy Corp. (a)	380	665
Cintas Corp.	9,784	1,121,246
Copart, Inc. (a)	10,320	564,710
Essendant, Inc.	3,630	70,313
Fuel Tech, Inc. (a)	2,315	2,778
G&K Services, Inc. Class A	1,886	180,905
Healthcare Services Group, Inc.	6,843	266,535
Heritage-Crystal Clean, Inc. (a)	2,275	37,083
Herman Miller, Inc.	5,733	186,323
Hudson Technologies, Inc. (a)	3,829	29,139
InnerWorkings, Inc. (a)(b)	5,909	54,658
Interface, Inc.	6,356	110,594
Intersections, Inc. (a)(b)	1,585	3,566
Kimball International, Inc. Class B	3,400	51,000
Matthews International Corp. Class A	3,005	218,614
McGrath RentCorp.	2,340	86,393
Mobile Mini, Inc.	4,226	129,738
Multi-Color Corp.	1,593	114,537
Odyssey Marine Exploration, Inc. (a)(b)	782	3,065
Performant Financial Corp. (a)	3,996	14,306
Perma-Fix Environmental Services, Inc. (a)	1,376	5,504
SP Plus Corp. (a)	2,238	62,105
Stericycle, Inc. (a)	7,921	577,995
Tetra Tech, Inc.	5,032	215,621
U.S. Ecology, Inc.	1,991	92,482
VSE Corp.	948	36,697
West Corp.	7,834	186,919
		4,539,951
Construction & Engineering - 0.1%
Aegion Corp. (a)	3,821	92,430
Great Lakes Dredge & Dock Corp. (a)	6,052	25,721
Ies Holdings, Inc. (a)	2,107	41,403
Layne Christensen Co. (a)(b)	2,135	22,716
MYR Group, Inc. (a)	1,452	54,392
Northwest Pipe Co. (a)	1,152	20,183
NV5 Holdings, Inc. (a)	835	30,519
Primoris Services Corp.	5,199	119,213
Sterling Construction Co., Inc. (a)	3,367	27,912
		434,489
Electrical Equipment - 0.1%
Allied Motion Technologies, Inc.	939	20,076
American Superconductor Corp. (a)(b)	1,706	13,204
Ballard Power Systems, Inc. (a)(b)	17,161	32,577
Broadwind Energy, Inc. (a)	866	3,542
Capstone Turbine Corp. (a)	1,503	1,338
Encore Wire Corp.	1,861	79,093
Energous Corp. (a)(b)	2,042	32,366
Energy Focus, Inc. (a)(b)	975	4,729
Enphase Energy, Inc. (a)(b)	3,360	3,763
FuelCell Energy, Inc. (a)(b)	3,492	7,857
Highpower International, Inc. (a)	1,121	3,083
Hydrogenics Corp. (a)(b)	616	2,988
LSI Industries, Inc.	2,900	28,478
Plug Power, Inc. (a)(b)	19,189	26,193
Powell Industries, Inc.	1,225	52,724
Power Solutions International, Inc. (a)(b)	1,023	13,207
Preformed Line Products Co.	884	49,451
Revolution Lighting Technologies, Inc. (a)	2,221	12,016
Sunrun, Inc. (a)(b)	8,940	45,594
TPI Composites, Inc.	3,324	50,425
Ultralife Corp. (a)	2,161	10,913
Vicor Corp. (a)	2,651	38,705
		532,322
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	3,542	88,727
Machinery - 0.7%
Altra Industrial Motion Corp.	2,778	97,230
American Railcar Industries, Inc.	2,024	90,857
ARC Group Worldwide, Inc. (a)	1,479	8,061
Astec Industries, Inc.	2,171	143,937
Blue Bird Corp. (a)	1,791	29,193
Chart Industries, Inc. (a)	2,932	104,233
Columbus McKinnon Corp. (NY Shares)	2,124	55,904
Commercial Vehicle Group, Inc. (a)	3,250	16,673
Dmc Global, Inc.	1,080	17,658
Eastern Co.	849	18,126
Energy Recovery, Inc. (a)	5,022	54,690
ExOne Co. (a)(b)	1,193	11,775
Franklin Electric Co., Inc.	4,404	171,976
FreightCar America, Inc.	1,091	16,016
Gencor Industries, Inc. (a)	794	11,156
Hardinge, Inc.	1,955	21,564
Hurco Companies, Inc.	485	15,811
Jason Industries, Inc. (a)	2,488	4,354
Kornit Digital Ltd. (a)	3,484	39,718
L.B. Foster Co. Class A	806	9,874
Lincoln Electric Holdings, Inc.	6,250	490,688
Manitex International, Inc. (a)(b)	1,309	7,069
Middleby Corp. (a)	5,406	740,514
NN, Inc.	2,642	44,782
Nordson Corp.	5,268	562,254
Omega Flex, Inc.	1,080	48,308
PACCAR, Inc.	32,825	2,040,074
RBC Bearings, Inc. (a)	2,168	183,760
Sun Hydraulics Corp.	2,520	100,145
TriMas Corp. (a)	4,572	98,069
Twin Disc, Inc.	828	12,014
Westport Fuel Systems, Inc. (a)	9,841	12,498
Woodward, Inc.	5,801	392,902
		5,671,883
Marine - 0.0%
Diana Containerships, Inc. (b)	448	1,604
DryShips, Inc. (a)(b)	44	231
Eagle Bulk Shipping, Inc. (a)(b)	4,868	30,766
Euroseas Ltd. (a)	328	787
Golden Ocean Group Ltd. (a)(b)	8,813	37,015
Rand Logistics, Inc. (a)	2,530	2,328
Star Bulk Carriers Corp. (a)(b)	4,357	22,526
		95,257
Professional Services - 0.5%
51job, Inc. sponsored ADR (a)	2,429	85,914
Acacia Research Corp.	4,293	29,622
Advisory Board Co. (a)	3,713	131,440
Barrett Business Services, Inc.	664	38,705
CRA International, Inc.	1,152	37,855
Exponent, Inc.	2,420	146,773
Heidrick & Struggles International, Inc.	1,806	38,287
Hudson Global, Inc.	4,723	6,896
Huron Consulting Group, Inc. (a)	1,939	102,282
ICF International, Inc. (a)	1,910	105,719
IHS Markit Ltd. (a)	41,822	1,503,083
Kelly Services, Inc. Class A (non-vtg.)	3,398	68,436
Kforce, Inc.	2,579	56,996
Pendrell Corp. (a)	1,925	11,858
Resources Connection, Inc.	4,043	65,092
RPX Corp. (a)	5,588	58,395
Verisk Analytics, Inc. (a)	15,795	1,312,249
Willdan Group, Inc. (a)	920	22,614
		3,822,216
Road & Rail - 0.9%
AMERCO	1,852	632,384
ArcBest Corp.	2,418	73,628
Avis Budget Group, Inc. (a)	8,546	327,226
Covenant Transport Group, Inc. Class A (a)	1,357	28,131
CSX Corp.	88,319	3,162,703
Heartland Express, Inc.	7,547	162,336
J.B. Hunt Transport Services, Inc.	10,499	1,001,290
Landstar System, Inc.	3,958	322,379
Marten Transport Ltd.	2,817	68,594
Old Dominion Freight Lines, Inc. (a)	7,620	665,226
P.A.M. Transportation Services, Inc. (a)	686	17,006
Patriot Transportation Holding, Inc. (a)	838	19,567
Saia, Inc. (a)	2,278	95,107
Student Transportation, Inc. (a)(b)	9,665	55,257
U.S.A. Truck, Inc. (a)	1,008	9,082
Universal Logistics Holdings I	3,069	43,580
Werner Enterprises, Inc.	6,883	186,185
YRC Worldwide, Inc. (a)	3,030	38,420
		6,908,101
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	5,377	249,439
BMC Stock Holdings, Inc. (a)	6,580	124,033
DXP Enterprises, Inc. (a)	1,406	47,368
Fastenal Co. (b)	26,909	1,275,487
General Finance Corp. (a)	3,245	13,142
H&E Equipment Services, Inc.	3,096	56,997
HD Supply Holdings, Inc. (a)	18,876	740,694
Houston Wire & Cable Co.	1,847	11,267
Huttig Building Products, Inc. (a)	4,003	24,498
Lawson Products, Inc. (a)	958	22,705
Nexeo Solutions, Inc. (a)	9,472	71,040
Rush Enterprises, Inc. Class A (a)	4,168	126,082
Titan Machinery, Inc. (a)(b)	1,991	27,854
Willis Lease Finance Corp. (a)	484	12,966
		2,803,572
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR (b)	737	27,770

TOTAL INDUSTRIALS		35,278,701

INFORMATION TECHNOLOGY - 47.0%
Communications Equipment - 2.7%
ADTRAN, Inc.	4,224	85,958
Applied Optoelectronics, Inc. (a)(b)	1,998	49,490
Arris International PLC (a)	17,979	515,818
AudioCodes Ltd. (a)	4,752	29,748
Aviat Networks, Inc. (a)	1,016	12,832
Bel Fuse, Inc. Class B (non-vtg.)	875	25,638
Black Box Corp.	1,872	28,735
Brocade Communications Systems, Inc.	36,602	451,669
CalAmp Corp. (a)	3,693	53,696
Ceragon Networks Ltd. (a)	9,695	22,299
Cisco Systems, Inc.	470,860	14,041,045
Clearfield, Inc. (a)(b)	1,563	30,010
ClearOne, Inc.	1,255	13,742
CommScope Holding Co., Inc. (a)	18,105	651,418
Communications Systems, Inc.	2,095	10,475
Comtech Telecommunications Corp.	2,383	27,405
Digi International, Inc. (a)	3,216	43,094
DragonWave, Inc. (a)	133	386
EchoStar Holding Corp. Class A (a)	4,252	216,852
EMCORE Corp.	2,942	18,829
EXFO, Inc. (sub. vtg.) (a)	2,167	9,308
Extreme Networks, Inc. (a)	8,436	35,684
F5 Networks, Inc. (a)	6,158	866,739
Finisar Corp. (a)	10,436	346,788
Gilat Satellite Networks Ltd. (a)	5,807	27,583
Harmonic, Inc. (a)(b)	7,896	36,716
Infinera Corp. (a)	13,162	111,877
InterDigital, Inc.	3,247	257,162
Ituran Location & Control Ltd. (b)	2,029	50,624
Ixia (a)	7,200	99,000
KVH Industries, Inc. (a)	2,537	27,653
Lumentum Holdings, Inc. (a)	5,653	226,685
Mitel Networks Corp. (a)	12,246	88,294
MRV Communications, Inc. (a)	775	6,123
NETGEAR, Inc. (a)	3,047	163,624
NetScout Systems, Inc. (a)	8,704	271,565
Oclaro, Inc. (a)	15,331	137,059
Parkervision, Inc. (a)(b)	980	2,626
PC-Tel, Inc.	2,670	13,190
Radcom Ltd. (a)	1,452	27,370
Radware Ltd. (a)(b)	4,097	54,941
ShoreTel, Inc. (a)	6,486	45,402
Sierra Wireless, Inc. (a)	3,145	48,276
Silicom Ltd.	828	32,565
Sonus Networks, Inc. (a)	5,405	32,592
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	26,545	135,910
Tessco Technologies, Inc.	830	10,168
Ubiquiti Networks, Inc. (a)(b)	7,783	435,537
UTStarcom Holdings Corp. (a)	3,319	6,572
ViaSat, Inc. (a)(b)	5,421	386,409
Viavi Solutions, Inc. (a)	22,284	174,929
Westell Technologies, Inc. Class A (a)	6,663	3,597
Wi-Lan, Inc.	9,145	12,254
		20,513,961
Electronic Equipment & Components - 1.0%
Agilysys, Inc. (a)	2,520	25,729
Cardtronics PLC	4,170	206,290
CDW Corp.	15,251	781,461
Cognex Corp.	7,940	474,097
Coherent, Inc. (a)	2,259	294,800
Control4 Corp. (a)	2,875	32,890
CUI Global, Inc. (a)(b)	2,501	15,256
Daktronics, Inc.	4,218	43,403
Deswell Industries, Inc.	2,058	3,704
DTS, Inc.	1,688	71,672
Echelon Corp. (a)	438	2,260
Electro Scientific Industries, Inc. (a)	4,135	21,502
ePlus, Inc. (a)	686	76,283
FARO Technologies, Inc. (a)	1,656	60,278
Flextronics International Ltd. (a)	50,426	718,066
FLIR Systems, Inc.	12,822	460,438
Frequency Electronics, Inc. (a)	1,309	13,718
Hollysys Automation Technologies Ltd.	5,512	103,956
I. D. Systems Inc. (a)	1,441	7,003
Identiv, Inc. (a)	733	1,935
II-VI, Inc. (a)	5,700	172,140
Insight Enterprises, Inc. (a)	3,386	118,578
IPG Photonics Corp. (a)	4,971	476,818
Iteris, Inc. (a)	4,167	13,418
Itron, Inc. (a)	3,685	236,577
Kimball Electronics, Inc. (a)	3,426	59,784
Littelfuse, Inc.	2,053	299,307
Maxwell Technologies, Inc. (a)(b)	2,628	13,140
Mesa Laboratories, Inc.	381	47,267
MicroVision, Inc. (a)(b)	6,265	10,337
MOCON, Inc.	1,109	19,408
MTS Systems Corp.	1,658	89,283
Napco Security Technolgies, Inc. (a)	3,068	26,231
National Instruments Corp.	11,956	352,343
Neonode, Inc. (a)(b)	3,325	5,486
NetList, Inc. (a)	5,447	5,937
Novanta, Inc. (a)	3,600	72,900
Orbotech Ltd. (a)	4,113	130,259
OSI Systems, Inc. (a)	1,894	143,376
PC Connection, Inc.	2,352	63,128
PC Mall, Inc. (a)	1,274	25,671
Plexus Corp. (a)	3,010	153,811
RadiSys Corp. (a)	4,294	17,949
Research Frontiers, Inc. (a)(b)	3,126	5,533
Richardson Electronics Ltd.	1,154	6,970
Sanmina Corp. (a)	6,583	216,252
ScanSource, Inc. (a)	2,572	97,350
Supercom Ltd. (a)	1,960	6,272
Tech Data Corp. (a)	3,252	275,997
Trimble, Inc. (a)	23,176	653,331
TTM Technologies, Inc. (a)	9,140	124,030
Uni-Pixel, Inc. (a)(b)	3,118	3,679
Universal Display Corp. (a)	4,346	237,509
Zebra Technologies Corp. Class A (a)	4,997	395,013
		7,989,825
Internet Software & Services - 12.5%
21Vianet Group, Inc. ADR (a)	4,976	39,062
2U, Inc. (a)(b)	4,601	152,109
Actua Corp. (a)	4,566	61,869
Akamai Technologies, Inc. (a)	16,135	1,076,205
Alarm.com Holdings, Inc. (a)	4,368	129,380
Alphabet, Inc.:
Class A (a)	27,619	21,429,030
Class C (a)	32,186	24,398,275
Angie's List, Inc. (a)(b)	6,194	53,206
AppFolio, Inc. (a)	987	21,615
Autobytel, Inc. (a)	834	11,551
Baidu.com, Inc. sponsored ADR (a)	25,690	4,288,946
Baozun, Inc. sponsored ADR (a)(b)	2,005	30,255
Bazaarvoice, Inc. (a)	7,842	41,563
Benefitfocus, Inc. (a)	2,881	78,651
Blucora, Inc. (a)	4,115	58,227
Brightcove, Inc. (a)	3,456	28,685
Carbonite, Inc. (a)	2,328	43,068
China Finance Online Co. Ltd. ADR (a)	2,196	9,157
ChinaCache International Holdings Ltd. sponsored ADR (a)	1,258	4,164
Cimpress NV (a)(b)	2,964	257,720
CommerceHub, Inc.:
Series A, (a)	1,310	19,807
Series C, (a)	2,620	38,645
comScore, Inc. (a)	5,445	158,123
Cornerstone OnDemand, Inc. (a)	5,366	192,693
CoStar Group, Inc. (a)	3,054	583,650
Coupa Software, Inc.	4,217	133,848
Criteo SA sponsored ADR (a)(b)	5,796	239,201
EarthLink Holdings Corp.	10,692	56,454
eBay, Inc. (a)	105,850	2,943,689
eGain Communications Corp. (a)	4,702	11,050
Endurance International Group Holdings, Inc. (a)	12,681	100,814
Facebook, Inc. Class A (a)	217,441	25,749,363
Five9, Inc. (a)	4,970	78,675
Global Sources Ltd. (a)	2,736	24,624
Gogo, Inc. (a)(b)	7,673	72,049
Hortonworks, Inc. (a)(b)	5,080	46,177
IAC/InterActiveCorp	6,975	469,836
Internap Network Services Corp. (a)	5,479	5,917
iPass, Inc. (a)	3,559	5,730
j2 Global, Inc.	4,537	333,515
Limelight Networks, Inc. (a)	10,216	21,658
Liquidity Services, Inc. (a)	2,850	26,220
LivePerson, Inc. (a)	5,508	44,064
LogMeIn, Inc.	2,356	237,603
Marchex, Inc. Class B (a)	2,791	7,312
Match Group, Inc. (a)(b)	4,144	74,509
MeetMe, Inc. (a)(b)	4,722	22,760
MercadoLibre, Inc.	4,110	648,640
Mimecast Ltd. (a)	5,392	110,320
MINDBODY, Inc. (a)	2,131	46,030
Momo, Inc. ADR (a)	4,668	100,479
Net Element International, Inc. (a)	231	213
NetEase, Inc. ADR	7,139	1,599,850
NIC, Inc.	5,919	148,567
NumereX Corp. Class A (a)	1,989	15,932
Perion Network Ltd. (a)	8,071	9,282
Points International Ltd. (a)	1,912	13,078
QuinStreet, Inc. (a)	6,741	21,504
Qumu Corp. (a)	946	2,611
RealNetworks, Inc. (a)	6,100	28,548
Reis, Inc.	1,360	29,716
RetailMeNot, Inc. (a)	4,932	45,374
Rightside Group Ltd. (a)	2,908	22,828
Rocket Fuel, Inc. (a)(b)	6,452	11,743
SecureWorks Corp.	1,549	19,130
SINA Corp. (a)	6,565	505,899
Sohu.com, Inc. (a)(b)	3,664	126,884
SPS Commerce, Inc. (a)	1,639	113,534
Stamps.com, Inc. (a)(b)	1,620	172,044
TechTarget, Inc. (a)	3,600	30,276
Travelzoo, Inc. (a)	1,801	20,261
TrueCar, Inc. (a)(b)	7,417	91,822
Tucows, Inc. (a)(b)	810	28,067
Unwired Planet, Inc. unit (a)	1,307	5,163
VeriSign, Inc. (a)(b)	9,697	764,608
Web.com Group, Inc. (a)	4,908	78,283
WebMD Health Corp. (a)(b)	3,722	198,531
Weibo Corp. sponsored ADR (a)(b)	4,420	226,790
Wix.com Ltd. (a)	3,870	191,565
Xunlei Ltd. sponsored ADR (a)	2,382	10,719
Yahoo!, Inc. (a)	89,273	3,661,978
Yandex NV Series A (a)	25,701	488,576
YY, Inc. ADR (a)	3,086	133,531
Zillow Group, Inc.:
Class A (a)(b)	5,249	184,502
Class C (a)(b)	11,020	395,838
		94,213,440
IT Services - 2.7%
Acxiom Corp. (a)	6,964	184,755
ALJ Regional Holdings, Inc. (a)(b)	4,023	17,581
Amdocs Ltd.	13,891	819,152
Automatic Data Processing, Inc.	42,747	4,104,567
Blackhawk Network Holdings, Inc. (a)	5,643	203,148
BluePhoenix Solutions Ltd. (a)	756	937
CardConnect Corp. (a)	2,938	28,939
Cass Information Systems, Inc.	1,116	78,120
China Customer Relations Centers, Inc. (b)	2,285	31,373
China Information Technology, Inc. (a)	5,079	4,063
Cognizant Technology Solutions Corp. Class A (a)	56,906	3,134,382
Computer Task Group, Inc.	3,292	13,695
CSG Systems International, Inc.	2,767	123,132
Datalink Corp. (a)	2,166	24,259
Euronet Worldwide, Inc. (a)	4,955	355,373
ExlService Holdings, Inc. (a)	3,168	150,670
Fiserv, Inc. (a)	20,521	2,146,907
Forrester Research, Inc.	1,785	73,007
Hackett Group, Inc.	2,996	53,209
Information Services Group, Inc. (a)	4,107	14,416
Innodata, Inc. (a)	9,985	23,964
Jack Henry & Associates, Inc.	7,204	622,714
Lionbridge Technologies, Inc. (a)	7,276	36,526
ManTech International Corp. Class A	2,364	101,676
Mattersight Corp. (a)(b)	2,523	9,587
ModusLink Global Solutions, Inc. (a)	7,853	10,916
MoneyGram International, Inc. (a)	6,381	69,681
NCI, Inc. Class A	1,163	15,235
Net 1 UEPS Technologies, Inc. (a)	4,793	54,688
Paychex, Inc.	33,735	1,988,678
PayPal Holdings, Inc. (a)	113,031	4,439,858
Perficient, Inc. (a)	3,637	65,466
PFSweb, Inc. (a)	1,703	13,539
Planet Payment, Inc. (a)	6,473	26,021
PRG-Schultz International, Inc. (a)	4,146	22,596
QIWI PLC Class B sponsored ADR (b)	4,505	59,917
Sabre Corp.	26,160	676,236
ServiceSource International, Inc. (a)	7,474	44,321
Sykes Enterprises, Inc. (a)	4,104	115,651
Syntel, Inc.	7,786	151,048
Teletech Holdings, Inc.	4,684	134,665
Virtusa Corp. (a)	2,742	60,927
		20,305,595
Semiconductors & Semiconductor Equipment - 9.8%
Acacia Communications, Inc. (b)	3,371	233,475
Advanced Energy Industries, Inc. (a)	3,600	198,756
Advanced Micro Devices, Inc. (a)(b)	86,838	773,727
Aixtron AG sponsored ADR (a)	440	1,747
Alpha & Omega Semiconductor Ltd. (a)	1,991	43,304
Ambarella, Inc. (a)(b)	3,132	192,681
Amkor Technology, Inc. (a)	22,086	261,057
Amtech Systems, Inc. (a)	947	4,110
Analog Devices, Inc.	28,776	2,136,330
Applied Materials, Inc.	101,121	3,256,096
Applied Micro Circuits Corp. (a)	7,938	69,458
ASML Holding NV (b)	5,888	607,229
Axcelis Technologies, Inc. (a)	2,977	40,636
AXT, Inc. (a)	2,991	14,357
Broadcom Ltd.	36,877	6,287,160
Brooks Automation, Inc.	6,777	110,465
Cabot Microelectronics Corp.	2,346	139,775
Camtek Ltd. (a)	8,309	24,761
Canadian Solar, Inc. (a)(b)	5,320	61,340
Cavium, Inc. (a)	6,270	357,578
Ceva, Inc. (a)	1,812	57,622
ChipMOS TECHNOLOGIES, Inc. sponsored ADR (a)	2,405	38,023
Cirrus Logic, Inc. (a)	5,800	319,000
Cohu, Inc.	3,086	38,421
Cree, Inc. (a)	9,470	239,780
CyberOptics Corp. (a)	733	21,184
Cypress Semiconductor Corp. (b)	30,245	340,256
Diodes, Inc. (a)	4,752	115,711
DSP Group, Inc. (a)	1,753	20,510
Entegris, Inc. (a)	13,215	237,209
First Solar, Inc. (a)(b)	9,696	293,983
FormFactor, Inc. (a)	6,992	78,310
GSI Technology, Inc. (a)	1,864	10,159
Hanwha Solarone Co. Ltd. sponsored ADR (a)	422	3,431
Himax Technologies, Inc. sponsored ADR (b)	9,691	71,423
Impinj, Inc. (b)	1,805	49,295
Integrated Device Technology, Inc. (a)	12,676	296,618
Intel Corp.	442,347	15,349,441
Intermolecular, Inc. (a)	8,665	8,838
Intersil Corp. Class A	12,590	278,869
IXYS Corp.	2,988	34,960
JA Solar Holdings Co. Ltd. ADR (a)	4,113	22,375
KLA-Tencor Corp.	14,564	1,162,790
Kopin Corp. (a)	7,926	20,291
Kulicke & Soffa Industries, Inc. (a)	6,949	107,223
Lam Research Corp. (b)	15,002	1,590,512
Lattice Semiconductor Corp. (a)	11,737	82,276
Linear Technology Corp.	22,475	1,405,362
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	4,950	246,609
Marvell Technology Group Ltd.	47,860	686,312
Maxim Integrated Products, Inc.	26,491	1,040,302
Mellanox Technologies Ltd. (a)	4,578	189,758
Microchip Technology, Inc. (b)	20,066	1,327,968
Micron Technology, Inc. (a)	97,141	1,897,164
Microsemi Corp. (a)	10,717	586,756
MKS Instruments, Inc.	5,036	289,822
Monolithic Power Systems, Inc.	3,786	310,603
MoSys, Inc. (a)(b)	8,400	2,727
Nanometrics, Inc. (a)	2,660	63,601
Nova Measuring Instruments Ltd. (a)	3,660	46,006
NVE Corp.	540	36,056
NVIDIA Corp. (b)	50,008	4,610,738
NXP Semiconductors NV (a)	31,801	3,153,069
O2Micro International Ltd. sponsored ADR (a)	3,894	7,204
ON Semiconductor Corp. (a)	38,767	456,675
PDF Solutions, Inc. (a)	3,240	76,302
Photronics, Inc. (a)	6,630	66,300
Pixelworks, Inc. (a)(b)	1,417	4,364
Power Integrations, Inc.	2,596	174,711
Qorvo, Inc. (a)	11,943	637,876
Qualcomm, Inc.	137,643	9,377,618
QuickLogic Corp. (a)(b)	9,913	8,723
Rambus, Inc. (a)	10,695	140,639
Rubicon Technology, Inc. (a)(b)	2,274	1,127
SemiLEDs Corp. (a)	262	1,111
Semtech Corp. (a)	6,234	175,175
Sigma Designs, Inc. (a)	3,917	29,378
Silicon Laboratories, Inc. (a)	3,902	258,898
Silicon Motion Technology Corp. sponsored ADR	3,299	151,721
Siliconware Precision Industries Co. Ltd. sponsored ADR	5,057	37,928
Skyworks Solutions, Inc.	17,613	1,353,559
SolarEdge Technologies, Inc. (a)(b)	3,783	49,936
SPI Energy Co. Ltd. sponsored ADR (a)(b)	6,314	13,386
SunEdison Semiconductor Ltd. (a)	3,756	44,922
SunPower Corp. (a)(b)	12,939	87,468
Synaptics, Inc. (a)	3,191	174,165
Tessera Technologies, Inc.	4,347	172,141
Texas Instruments, Inc.	93,931	6,944,319
Tower Semiconductor Ltd. (a)(b)	7,852	141,022
Ultra Clean Holdings, Inc. (a)	2,557	25,672
Ultratech, Inc. (a)	2,381	54,573
Veeco Instruments, Inc. (a)	3,602	95,993
Xcerra Corp. (a)	6,593	41,800
Xilinx, Inc.	23,684	1,278,462
		73,678,573
Software - 10.2%
8x8, Inc. (a)	8,778	119,820
ACI Worldwide, Inc. (a)	11,340	211,037
Activision Blizzard, Inc.	69,432	2,541,906
Adobe Systems, Inc. (a)	46,617	4,792,694
Allot Communications Ltd. (a)	3,980	18,507
American Software, Inc. Class A	2,207	24,321
ANSYS, Inc. (a)	8,211	772,080
Aspen Technology, Inc. (a)	7,273	384,233
Atlassian Corp. PLC	7,020	190,523
Attunity Ltd. (a)	1,780	10,128
Autodesk, Inc. (a)	20,589	1,494,967
Aware, Inc. (a)	2,835	16,443
Blackbaud, Inc.	4,452	279,497
Bottomline Technologies, Inc. (a)	3,720	93,223
BroadSoft, Inc. (a)	2,877	119,396
CA Technologies, Inc.	39,049	1,248,006
Cadence Design Systems, Inc. (a)	27,456	721,544
Callidus Software, Inc. (a)	5,331	83,697
CDK Global, Inc.	13,982	806,761
Changyou.com Ltd. (A Shares) ADR (a)	1,896	45,750
Check Point Software Technologies Ltd. (a)(b)	16,025	1,319,338
Citrix Systems, Inc. (a)	14,594	1,265,738
CommVault Systems, Inc. (a)	4,008	216,432
Covisint Corp. (a)	6,097	13,718
CyberArk Software Ltd. (a)	3,264	166,497
Datawatch Corp. (a)(b)	1,229	7,374
Descartes Systems Group, Inc. (a)	7,036	156,245
Digimarc Corp. (a)(b)	936	29,063
Digital Turbine, Inc. (a)(b)	8,246	6,432
Ebix, Inc. (b)	3,072	183,091
Electronic Arts, Inc. (a)	28,172	2,232,349
EnerNOC, Inc. (a)(b)	3,251	19,181
Everbridge, Inc.	3,334	53,044
Exa Corp. (a)	1,897	28,133
FalconStor Software, Inc. (a)	6,085	3,347
FireEye, Inc. (a)(b)	16,188	207,854
Fortinet, Inc. (a)	16,293	490,419
Glu Mobile, Inc. (a)(b)	12,717	28,613
Guidance Software, Inc. (a)	3,717	26,205
Inseego Corp. (a)	4,790	11,017
Interactive Intelligence Group, Inc. (a)(b)	2,152	130,088
Intuit, Inc.	23,953	2,722,977
Jive Software, Inc. (a)	9,856	37,453
KongZhong Corp. sponsored ADR (a)	4,011	26,713
Magic Software Enterprises Ltd. (b)	6,535	47,379
Majesco Entertainment Co.	136	439
Manhattan Associates, Inc. (a)	6,811	356,896
Materialise NV ADR (a)(b)	2,167	17,596
Mentor Graphics Corp.	9,874	360,895
Microsoft Corp.	729,810	43,978,351
MicroStrategy, Inc. Class A (a)	917	177,926
Mitek Systems, Inc. (a)(b)	3,471	19,438
MobileIron, Inc. (a)	10,348	42,944
Monotype Imaging Holdings, Inc.	3,714	72,794
NICE Systems Ltd. sponsored ADR	3,748	246,581
Nuance Communications, Inc. (a)	26,762	433,812
Open Text Corp.	11,405	726,684
Parametric Technology Corp. (a)	10,813	526,701
Park City Group, Inc. (a)	2,165	31,609
Paylocity Holding Corp. (a)(b)	4,832	159,988
Pegasystems, Inc.	7,389	266,743
Progress Software Corp.	4,802	141,995
Proofpoint, Inc. (a)	4,032	310,504
QAD, Inc.:
Class A	621	18,009
Class B	1,117	27,769
Qualys, Inc. (a)	3,178	105,510
Rapid7, Inc. (a)	4,157	48,221
RealPage, Inc. (a)	7,564	216,330
Sapiens International Corp. NV	4,523	66,986
SeaChange International, Inc. (a)	3,138	8,190
Smith Micro Software, Inc. (a)	800	1,128
Splunk, Inc. (a)(b)	12,408	714,949
SS&C Technologies Holdings, Inc.	18,833	565,178
Symantec Corp.	57,591	1,404,644
Synchronoss Technologies, Inc. (a)	4,362	211,470
Synopsys, Inc. (a)	14,098	852,647
Take-Two Interactive Software, Inc. (a)	7,892	388,523
Talend SA ADR (b)	563	13,000
Tangoe, Inc. (a)	3,145	24,908
TeleNav, Inc. (a)	4,223	25,338
The9 Ltd. sponsored ADR (a)	1,878	2,723
TiVo Corp. (a)	11,491	232,693
Tubemogul, Inc. (a)(b)	3,780	52,920
Ultimate Software Group, Inc. (a)	2,734	560,279
Upland Software, Inc. (a)	2,470	23,267
Varonis Systems, Inc. (a)	2,452	71,598
Vasco Data Security International, Inc. (a)	3,721	53,955
Verint Systems, Inc. (a)	5,764	216,438
Zix Corp. (a)	5,332	23,727
Zynga, Inc. (a)	72,089	206,175
		77,411,704
Technology Hardware, Storage & Peripherals - 8.1%
Apple, Inc.	504,698	55,779,172
Astro-Med, Inc.	1,352	17,914
Avid Technology, Inc. (a)	4,558	19,189
BlackBerry Ltd. (a)	47,453	365,268
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	567	1,293
Concurrent Computer Corp.	1,682	9,436
CPI Card Group	6,451	24,191
Cray, Inc. (a)	3,981	76,833
Electronics for Imaging, Inc. (a)	4,276	186,092
Immersion Corp.(a)	3,204	33,001
Intevac, Inc. (a)	2,648	16,815
Logitech International SA (b)	14,879	364,238
NetApp, Inc.	26,045	952,205
Seagate Technology LLC (b)	28,086	1,126,249
Stratasys Ltd. (a)(b)	4,997	90,196
Super Micro Computer, Inc. (a)	4,402	120,395
U.S.A. Technologies, Inc. (a)(b)	4,423	18,798
Western Digital Corp.	26,607	1,693,802
		60,895,087

TOTAL INFORMATION TECHNOLOGY		355,008,185

MATERIALS - 0.5%
Chemicals - 0.1%
A. Schulman, Inc.	2,650	88,245
Advanced Emissions Solutions, Inc. (a)(b)	2,702	24,372
AgroFresh Solutions, Inc. (a)(b)	5,317	14,888
Balchem Corp.	3,101	247,646
Burcon NutraScience Corp. (a)	2,705	5,497
Burcon NutraScience Corp. rights 11/30/16 (a)	2,630	10
Codexis, Inc. (a)	4,122	19,580
Hawkins, Inc.	1,108	53,793
Innophos Holdings, Inc.	1,944	105,987
Innospec, Inc.	2,102	138,101
Metabolix, Inc. (a)	4,219	1,202
Methanex Corp.	8,532	375,566
Senomyx, Inc. (a)(b)	3,601	3,889
Terravia Holdings, Inc. (a)(b)	8,426	11,375
		1,090,151
Construction Materials - 0.0%
Tecnoglass, Inc.	2,954	36,127
U.S. Concrete, Inc. (a)(b)	1,311	74,530
United States Lime & Minerals, Inc.	594	43,095
		153,752
Containers & Packaging - 0.1%
AEP Industries, Inc.	495	58,336
Silgan Holdings, Inc.	5,699	282,157
UFP Technologies, Inc. (a)	529	13,278
		353,771
Metals & Mining - 0.3%
Century Aluminum Co. (a)(b)	8,317	76,683
China Natural Resources, Inc. (a)	1,950	5,090
Ferroglobe PLC	7,392	84,343
Ferroglobe Representation & Warranty Insurance	7,187	0
Handy & Harman Ltd. (a)	1,375	31,763
Haynes International, Inc.	1,252	54,550
Kaiser Aluminum Corp.	1,633	134,543
Mountain Province Diamonds, Inc. (a)	15,940	79,148
Olympic Steel, Inc.	1,152	28,166
Pan American Silver Corp.	14,367	242,084
Pershing Gold Corp. (a)(b)	3,758	14,055
Randgold Resources Ltd. sponsored ADR (b)	3,841	276,091
Real Industries, Inc. (a)	2,369	13,859
Royal Gold, Inc.	6,084	423,690
Schnitzer Steel Industries, Inc. Class A	2,348	65,509
Silver Standard Resources, Inc. (a)(b)	10,920	108,038
Steel Dynamics, Inc.	22,790	808,589
Universal Stainless & Alloy Products, Inc. (a)	622	7,651
		2,453,852
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	6,898	65,531
Pope Resources, Inc. LP	510	34,170
Rentech, Inc. (a)	2,047	3,337
		103,038

TOTAL MATERIALS		4,154,564

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.7%
CareTrust (REIT), Inc.	6,574	93,022
Communications Sales & Leasing, Inc.	14,173	353,333
CyrusOne, Inc.	7,318	312,332
Equinix, Inc.	6,663	2,257,158
Gaming & Leisure Properties	18,945	578,012
Gladstone Commercial Corp.	1,914	35,198
Gladstone Land Corp.	532	5,804
Government Properties Income Trust (b)	6,652	124,991
Hospitality Properties Trust (SBI)	15,717	455,714
Lamar Advertising Co. Class A	7,700	510,433
Potlatch Corp.	3,694	151,731
Retail Opportunity Investments Corp.	11,030	227,659
Sabra Health Care REIT, Inc.	6,014	133,090
Select Income REIT	8,290	202,608
Senior Housing Properties Trust (SBI)	22,145	399,939
Sotherly Hotels, Inc.	2,767	15,191
Wheeler REIT, Inc.	7,073	11,529
		5,867,744
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	1,743	46,956
AV Homes, Inc. (a)	2,329	36,915
China HGS Real Estate, Inc. (a)(b)	5,040	10,685
Colliers International Group, Inc.	3,331	117,861
Cresud S.A.C.I.F. y A. sponsored ADR	3,766	61,423
Elbit Imaging Ltd. (a)	51	175
FirstService Corp.	3,443	149,505
FRP Holdings, Inc. (a)	1,045	39,658
Griffin Industrial Realty, Inc.	864	27,173
Landmark Infrastructure Partners LP	1,479	21,667
Stratus Properties, Inc. (a)	724	21,539
The RMR Group, Inc.	1,527	63,371
		596,928

TOTAL REAL ESTATE		6,464,672

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.3%
Alaska Communication Systems Group, Inc. (a)	11,182	16,997
Atlantic Tele-Network, Inc.	1,597	115,479
B Communications Ltd.	3,060	68,146
Cogent Communications Group, Inc.	4,248	159,088
Consolidated Communications Holdings, Inc.	5,078	145,129
FairPoint Communications, Inc. (a)	1,859	30,952
Frontier Communications Corp. (b)	110,156	402,069
General Communications, Inc. Class A (a)	3,529	59,499
Hawaiian Telcom Holdco, Inc. (a)	1,343	30,674
Inteliquent, Inc.	3,098	70,139
Iridium Communications, Inc. (a)(b)	9,325	82,060
Lumos Networks Corp. (a)	2,165	31,479
magicJack VocalTec Ltd. (a)(b)	1,665	11,822
ORBCOMM, Inc. (a)	6,295	52,941
PDVWireless, Inc. (a)	1,326	31,294
SBA Communications Corp. Class A (a)	11,615	1,149,420
Sify Technologies Ltd. sponsored ADR	14,990	13,641
Windstream Holdings, Inc. (b)	9,171	67,957
		2,538,786
Wireless Telecommunication Services - 0.8%
Airgain, Inc. (b)	1,033	20,257
America Movil S.A.B. de CV Series A sponsored ADR	1,411	17,073
Boingo Wireless, Inc. (a)	2,988	36,454
Leap Wireless International, Inc. rights (a)	4,142	13,586
NII Holdings, Inc. (a)	9,102	15,473
Partner Communications Co. Ltd. ADR (a)	1,374	6,705
Shenandoah Telecommunications Co.	4,672	131,050
Spok Holdings, Inc.	2,160	39,312
T-Mobile U.S., Inc. (a)	77,095	4,179,320
VimpelCom Ltd. sponsored ADR (b)	125,397	421,334
Vodafone Group PLC sponsored ADR	37,503	916,573
		5,797,137

TOTAL TELECOMMUNICATION SERVICES		8,335,923

UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	3,356	198,675
Otter Tail Corp.	3,674	140,898
Spark Energy, Inc. Class A, (b)	633	16,142
		355,715
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	1,155	29,464
Independent Power and Renewable Electricity Producers - 0.1%
8Point3 Energy Partners LP	2,285	29,202
Atlantica Yield PLC	9,275	168,063
Pattern Energy Group, Inc.	8,038	157,786
TerraForm Global, Inc.	11,333	43,065
Terraform Power, Inc. (b)	8,651	109,262
		507,378
Water Utilities - 0.0%
Artesian Resources Corp. Class A	900	28,368
Cadiz, Inc. (a)(b)	1,821	18,938
Connecticut Water Service, Inc.	1,116	60,844
Consolidated Water Co., Inc.	1,692	18,527
Global Water Resources, Inc. (b)	1,997	16,875
Middlesex Water Co.	1,604	65,347
Pure Cycle Corp. (a)	1,517	7,509
York Water Co.	1,014	36,910
		253,318

TOTAL UTILITIES		1,145,875

TOTAL COMMON STOCKS
(Cost $586,178,451)		753,741,334

Money Market Funds - 7.7%
Fidelity Cash Central Fund, 0.39% (d)	429,622	429,708
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	57,501,578	57,513,078
TOTAL MONEY MARKET FUNDS
(Cost $57,932,957)		57,942,786
TOTAL INVESTMENT PORTFOLIO - 107.5%
(Cost $644,111,408)		811,684,120
NET OTHER ASSETS (LIABILITIES) - (7.5)%		(56,667,099)
NET ASSETS - 100%		$755,017,021

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,640
Fidelity Securities Lending Cash Central Fund	831,936
Total	$835,576

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$143,991,238	$143,991,238	$--	$--
Consumer Staples	38,985,572	38,985,572	--	--
Energy	4,534,514	4,534,514	--	--
Financials	56,416,872	56,416,872	--	--
Health Care	99,425,218	99,360,748	77	64,393
Industrials	35,278,701	35,278,701	--	--
Information Technology	355,008,185	355,008,185	--	--
Materials	4,154,564	4,154,554	10	--
Real Estate	6,464,672	6,464,672	--	--
Telecommunication Services	8,335,923	8,322,337	--	13,586
Utilities	1,145,875	1,145,875	--	--
Money Market Funds	57,942,786	57,942,786	--	--
Total Investments in Securities:	$811,684,120	$811,606,054	$87	$77,979

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2016
Assets
Investment in securities, at value (including securities loaned of $55,627,808) — See accompanying schedule: Unaffiliated issuers (cost $586,178,451)	$753,741,334
Fidelity Central Funds (cost $57,932,957)	57,942,786
Total Investments (cost $644,111,408)		$811,684,120
Cash		27,210
Foreign currency held at value (cost $3,969)		3,967
Receivable for investments sold		5,974
Dividends receivable		1,011,692
Distributions receivable from Fidelity Central Funds		56,052
Prepaid expenses		1,528
Receivable from investment adviser for expense reductions		93,621
Other receivables		231
Total assets		812,884,395
Liabilities
Payable for investments purchased
Regular delivery	$58,453
Delayed delivery	13,006
Accrued management fee	145,929
Other affiliated payables	20,170
Other payables and accrued expenses	126,658
Collateral on securities loaned, at value	57,503,158
Total liabilities		57,867,374
Net Assets		$755,017,021
Net Assets consist of:
Paid in capital		$587,801,426
Undistributed net investment income		1,854,998
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,211,970)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		167,572,567
Net Assets, for 3,600,000 shares outstanding		$755,017,021
Net Asset Value, offering price and redemption price per share ($755,017,021 ÷ 3,600,000 shares)		$209.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2016
Investment Income
Dividends		$8,766,636
Income from Fidelity Central Funds (including $831,936 from security lending)		835,576
Total income		9,602,212
Expenses
Management fee	$1,581,749
Transfer agent and custody fees	84,928
Licensing fees	41,062
Accounting and security lending fees	231,951
Independent trustees' fees and expenses	2,815
Audit	83,491
Legal	20,027
Miscellaneous	43,532
Total expenses before reductions	2,089,555
Expense reductions	(705,161)	1,384,394
Net investment income (loss)		8,217,818
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,422,477)
Redemptions in-kind	(10,861,129)
Fidelity Central Funds	549
Foreign currency transactions	(146)
Total net realized gain (loss)		(12,283,203)
Change in net unrealized appreciation (depreciation) on: Investment securities	39,828,755
Assets and liabilities in foreign currencies	(10)
Total change in net unrealized appreciation (depreciation)		39,828,745
Net gain (loss)		27,545,542
Net increase (decrease) in net assets resulting from operations		$35,763,360

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2016	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,217,818	$6,330,895
Net realized gain (loss)	(12,283,203)	21,720,391
Change in net unrealized appreciation (depreciation)	39,828,745	15,918,325
Net increase (decrease) in net assets resulting from operations	35,763,360	43,969,611
Distributions to shareholders from net investment income	(7,756,000)	(5,685,000)
Share transactions
Proceeds from sales of shares	98,935,887	192,595,838
Cost of shares redeemed	(35,449,369)	(38,469,901)
Net increase (decrease) in net assets resulting from share transactions	63,486,518	154,125,937
Total increase (decrease) in net assets	91,493,878	192,410,548
Net Assets
Beginning of period	663,523,143	471,112,595
End of period	$755,017,021	$663,523,143
Other Information
Undistributed net investment income end of period	$1,854,998	$1,316,356
Shares
Sold	500,000	1,000,000
Redeemed	(200,000)	(200,000)
Net increase (decrease)	300,000	800,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Nasdaq Composite Index Tracking Stock

Years ended November 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$201.07	$188.45	$160.07	$118.93	$103.48
Income from Investment Operations
Net investment income (loss)A	2.43	2.14	2.37B	1.75	1.35
Net realized and unrealized gain (loss)	8.56	12.44	28.15	41.06	15.29
Total from investment operations	10.99	14.58	30.52	42.81	16.64
Distributions from net investment income	(2.33)	(1.96)	(2.14)	(1.67)	(1.19)
Net asset value, end of period	$209.73	$201.07	$188.45	$160.07	$118.93
Total ReturnC	5.56%	7.79%	19.23%	36.35%	16.13%
Ratios to Average Net AssetsD,E
Expenses before reductions	.32%	.42%	.48%	.51%	.52%
Expenses net of fee waivers, if any	.21%	.21%	.21%	.26%	.30%
Expenses net of all reductions	.21%	.21%	.21%	.26%	.30%
Net investment income (loss)	1.25%	1.11%	1.40%B	1.28%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$755,017	$663,523	$471,113	$288,130	$178,392
Portfolio turnover rateF,G	6%	9%	7%	10%	10%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.46 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.13%.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2016

1. Organization.

Fidelity Nasdaq Composite Index Tracking Stock (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, capital loss carryforwards, losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$208,023,792
Gross unrealized depreciation	(41,062,738)
Net unrealized appreciation (depreciation) on securities	$166,961,054
Tax Cost	$644,723,066

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,136,462
Capital loss carryforward	$(1,653,125)
Net unrealized appreciation (depreciation) on securities and other investments	$166,732,258

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(560,716)
2018	(118,806)
Total with expiration	$(679,522)
No expiration
Short-term	$(973,603)
Total capital loss carryforward	$(1,653,125)

The tax character of distributions paid was as follows:

	November 30, 2016	November 30, 2015
Ordinary Income	$7,756,000	$ 5,685,000

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $49,054,268 and $38,400,868 respectively.

Securities received and delivered in-kind through subscriptions and redemptions totaled $98,529,997 and $35,222,204, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, the investment adviser pays NASDAQ OMX Group an annual licensing fee for the use of the NASDAQ Composite Index. The investment adviser has entered into a sub-license agreement with the Fund whereby the Fund pays the investment adviser the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

Effective January 1, 2016, the licensing fee is paid by the investment adviser, not by the Fund.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

7. Expense Reductions.

The investment adviser contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .21% of average net assets. This waiver will remain in place through January 31, 2018. Some expenses, for example interest expense, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $705,028.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $133.

8. Share Transactions.

The Fund issues and redeems shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the Fund and redemption proceeds are paid with a basket of securities from the Fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Nasdaq Composite Index Tracking Stock:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Nasdaq Composite Index Tracking Stock (a fund of Fidelity Commonwealth Trust) at November 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Nasdaq Composite Index Tracking Stock’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
January 20, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Donald F. Donahue and Carol B. Tomé, each of the Trustees oversees 83 funds. Mr. Donahue and Ms. Tomé each oversees one fund.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Brian B. Hogan is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Wiley serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's sector portfolios. Other Boards oversee Fidelity's equity and high income funds, and Fidelity's investment grade bond, money market, and asset allocation funds. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Brian B. Hogan (1964)

Year of Election or Appointment: 2017

Trustee

Chairman of the Board of Trustees

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

 * Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Donald F. Donahue (1950)

Year of Election or Appointment: 2017

Trustee

Mr. Donahue also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present) and a consultant for the Institute for Defense Analyses (national security, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2012-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

David A. Rosow (1942)

Year of Election or Appointment: 2017

Trustee

Mr. Rosow also serves as Trustee of other Fidelity® funds. Prior to his retirement in 2006, Mr. Rosow was the Chief Executive Officer, owner and operator of a number of private companies, which encompassed the oil refining, drilling and marketing of petroleum products (including specialty petroleum products), recreation industry, and real estate development. Mr. Rosow currently serves as a Director of Oxbow Carbon LLC (upgraders, marketers, and distributors of petroleum byproducts of the oil refining process, 2015-present) and Oxbridge Academy of the Palm Beaches (2015-present) and serves as its President and CEO. Previously, Mr. Rosow served on the Fairfield Country Day School Board for 27 years, including as its President for 3 years, stepping down in 2006. Mr. Rosow served as Lead Director and Chairman of the Audit Committee of Hudson United Bancorp (1996-2006), Chairman of the Board of Westport Bank and Trust (1992-1996), and as a Director of TD Banknorth (2006-2007). In addition, Mr. Rosow served as a member (2008-2014) and President (2009-2014) of the Town Council of Palm Beach, Florida. Mr. Rosow also served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013).

Garnett A. Smith (1947)

Year of Election or Appointment: 2017

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2017

Trustee

Ms. Tomé also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Michael E. Wiley (1950)

Year of Election or Appointment: 2017

Trustee

Chairman of the Independent Trustees

Mr. Wiley also serves as Trustee of other Fidelity® funds. Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), a Director of Tesoro Logistics LP (natural resources logistics, 2015-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Except for Anthony R. Rochte, correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Correspondence intended for Mr. Rochte may be sent to Fidelity SelectCo, LLC (SelectCo), 1225 17th Street, Denver, Colorado 80202-5541.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2017

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

William C. Coffey (1969)

Year of Election or Appointment: 2017

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2017

President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Joseph DeSantis (1959)

Year of Election or Appointment: 2017

Vice President

Mr. DeSantis also serves as Vice President of other funds. Mr. DeSantis serves as Group Chief Investment Officer, Equities (2010-present) and is an employee of Fidelity Investments.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2017

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2017

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

James D. Gryglewicz (1972)

Year of Election or Appointment: 2017

Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Compliance Officer of Strategic Advisers, Inc. (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present), Senior Vice President of Asset Management Compliance (2009-present), and is an employee of Fidelity Investments (2004-present).

Brian B. Hogan (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Anthony R. Rochte (1968)

Year of Election or Appointment: 2017

Vice President

Mr. Rochte also serves as Vice President of other funds. Mr. Rochte serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2012-present) and is an employee of Fidelity Investments (2012-present). Prior to joining Fidelity Investments, Mr. Rochte served as Senior Managing Director and head of State Street Global Advisors' North American Intermediary Business Group (2006-2012).

Stacie M. Smith (1974)

Year of Election or Appointment: 2017

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2017

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2016 to November 30, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period-B June 1, 2016 to November 30, 2016
Actual	.21%	$1,000.00	$1,081.80	$1.09
Hypothetical-C		$1,000.00	$1,023.95	$1.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Nasdaq Composite Index Tracking Stock voted to pay on December 22, 2016, to shareholders of record at the opening of business on December 20, 2016, a distribution of $0.72 per share of which $0.014 per share was from taxable ordinary income and not book income.

The fund designates 99%, 93%, 100%, 100% and 100% of the dividends distributed in December (Ex-Date 12/18/15; Ex-Date 12/29/15), March, June and September, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Nasdaq Composite Index Tracking Stock

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally transfer agents, custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Nasdaq Composite Index Tracking Stock

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Nasdaq Composite Index Tracking Stock

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board considered the total expense ratio of the fund, after the effect of the contractual expense cap arrangements discussed below. The Board noted that the fund's total expense ratio ranked below the competitive median for 2015.

The Board further considered that FMR contractually agreed to waive the fund's expenses to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.21% through January 31, 2017.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ETF-ANN-0117
1.795540.113

Item 2.

Code of Ethics

As of the end of the period, November 30, 2016, Fidelity Commonwealth Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that David A. Rosow is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Rosow is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Nasdaq Composite Index Tracking Stock (the “Fund”):

Services Billed by PwC

November 30, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Tracking Stock	$74,000	$-	$4,800	$3,200

November 30, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Tracking Stock	$70,000	$-	$6,000	$1,900

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2016A	November 30, 2015A
Audit-Related Fees	$5,315,000	$5,890,000
Tax Fees	$10,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	November 30, 2016 A	November 30, 2015 A
PwC	$6,610,000	$7,060,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

The Board of Trustees of Fidelity Commonwealth Trust: Fidelity Nasdaq Composite Index Tracking Stock has established a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of November 30, 2016, the members of the audit committee were David A. Rosow, Garnett A. Smith and Michael E. Wiley.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	January 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 26, 2017